UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1 SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 80.1% of Net Assets
	Certificates of Deposit – 46.0%
$1,300,000	BNP Paribas, 0.010%, 10/01/2013	$1,300,000
2,000,000	Credit Agricole, 0.030%, 10/01/2013	2,000,000
2,000,000	Royal Bank of Canada, 0.030%, 10/01/2013	2,000,000
2,000,000	National Bank of Kuwait, 0.230%, 10/02/2013	2,000,000
1,500,000	Credit Industriel et Commercial, 0.150%, 10/08/2013	1,500,000
1,000,000	Industrial & Commercial Bank of China, 0.330%, 10/15/2013	1,000,000
1,500,000	Agricultural Bank of China, 0.330%, 10/28/2013	1,500,011
1,000,000	Mizuho Corporate Bank, 0.210%, 12/19/2013	999,956
1,000,000	Sumitomo Mitsui Trust (NY), 0.270%, 1/10/2014	1,000,113
1,500,000	Norinchukin Bank, 0.280%, 1/10/2014	1,500,128
2,000,000	National Australia Bank, 0.220%, 1/16/2014(b)	2,000,420
2,000,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(b)	2,000,828
1,000,000	Deutsche Bank A.G., 0.250%, 2/26/2014	999,917
1,500,000	Bank of Montreal (IL), 0.270%, 7/28/2014(b)(c)	1,500,256
2,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.370%, 8/11/2014(c)	2,000,086
2,000,000	China Construction Bank Corp. (NY), 0.429%, 7/20/2015(c)(d)	2,000,000

		25,301,715

	Financial Company Commercial Paper – 20.5%
1,500,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.160%, 10/03/2013(e)	1,499,987
2,000,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 10/08/2013(b)(e)	1,999,962
2,000,000	United Overseas Bank Limited, 0.220%, 10/11/2013(b)(e)	1,999,970
2,000,000	ING (U.S.) Funding LLC, 0.210%, 10/22/2013(e)	1,999,848
800,000	General Electric Capital Corp., 0.200%, 12/12/2013(e)	799,833
1,500,000	Societe Generale North America, 0.405%, 1/09/2014(e)	1,499,053
1,500,000	Dexia Credit Local S.A. (NY), 0.390%, 2/20/2014(e)	1,498,016

		11,296,669

Principal Amount	Description	Value (†)
	Commercial Paper – 10.0%
$1,500,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.200%, 10/18/2013(e)	$1,499,858
2,000,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.170%, 11/05/2013	2,000,060
2,000,000	Tennessee School Bond Authority, 0.170%, 11/20/2013	2,000,060

		5,499,978

	Other Notes – 3.6%
2,000,000	Wells Fargo, 0.342%, 10/20/2014(c)	2,000,136

	Total Short-Term Investments (Identified Cost $44,095,182)	44,098,498

	Total Investments – 80.1% (Identified Cost $44,095,182)(a)	44,098,498
	Other assets less liabilities – 19.9%	10,954,105

	Net Assets – 100.0%	$55,052,603

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2013, the value of the Fund’s investment in the Subsidiary was $4,730,884, representing 8.6% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser or subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2013, the net unrealized appreciation on short-term investments based on a cost of $44,095,182 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,443
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(127)

Net unrealized appreciation	$3,316

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

At December 31, 2012, the Fund had a short-term capital loss carryforward of $32,033,613 with no expiration date and a long-term capital loss carryforward of $8,029,367 with no expiration date. At December 31, 2012, late-year ordinary and post-October loss deferrals were $4,066,141. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(d)	Security payable on demand at par including accrued interest with thirty days notice.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/18/2013	Australian Dollar	5,200,000	$4,826,925	$97,769
Buy	12/18/2013	Australian Dollar	1,000,000	928,255	(13,207)
Sell	12/18/2013	Australian Dollar	1,600,000	1,485,208	(19,038)
Buy	12/18/2013	British Pound	562,500	910,120	26,575
Sell	12/18/2013	British Pound	1,875,000	3,033,732	(96,314)
Buy	12/18/2013	Canadian Dollar	200,000	193,791	(375)
Buy	12/18/2013	Euro	875,000	1,183,982	27,394
Sell	12/18/2013	Euro	250,000	338,280	107
Sell	12/18/2013	Euro	3,000,000	4,059,366	(101,528)
Buy	12/18/2013	Japanese Yen	112,500,000	1,145,083	17,860
Sell	12/18/2013	Japanese Yen	12,500,000	127,231	60
Sell	12/18/2013	Japanese Yen	400,000,000	4,071,406	(45,176)
Buy	12/18/2013	New Zealand Dollar	6,500,000	5,370,230	266,982
Buy	12/18/2013	New Zealand Dollar	500,000	413,095	(3,740)
Sell	12/18/2013	New Zealand Dollar	1,800,000	1,487,141	(57,539)
Buy	12/18/2013	Norwegian Krone	10,000,000	1,658,239	18,365
Buy	12/18/2013	Norwegian Krone	2,000,000	331,648	(5,781)
Sell	12/18/2013	Norwegian Krone	2,000,000	331,648	4,274
Sell	12/18/2013	Norwegian Krone	2,000,000	331,648	(4,363)
Buy	12/18/2013	Singapore Dollar	125,000	99,647	842
Sell	12/18/2013	Singapore Dollar	125,000	99,647	(2,055)
Buy	12/18/2013	Swiss Franc	1,000,000	1,106,488	38,514
Sell	12/18/2013	Swiss Franc	4,250,000	4,702,576	(151,645)

Total					$(2,019)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/18/2013	16	$1,623,853	$(4,881)
ASX SPI 200™	12/19/2013	21	2,558,082	(21,340)
E-mini Dow	12/20/2013	105	7,899,150	(64,535)
E-mini NASDAQ 100	12/20/2013	97	6,225,460	48,496
Euro Schatz	12/06/2013	147	21,955,140	25,981
Euro STOXX 50®	12/20/2013	5	194,743	(68)
FTSE/JSE Top 40 Index	12/19/2013	58	2,296,142	10,522
German Euro BOBL	12/06/2013	43	7,238,995	36,189
German Euro Bund	12/06/2013	93	17,677,021	304,472
Mini-Russell 2000	12/20/2013	165	17,678,100	341,550
Nikkei 225™	12/12/2013	7	1,029,757	(1,536)
OMXS30®	10/18/2013	110	2,157,056	(17,196)
S&P/TSX 60 Index	12/19/2013	3	425,513	1,456
2 Year U.S. Treasury Note	12/31/2013	169	37,224,891	47,860
3 Year Australia Government Bond	12/16/2013	74	7,522,422	22,140
5 Year U.S. Treasury Note	12/31/2013	27	3,268,266	32,602
10 Year Australia Government Bond	12/16/2013	52	5,705,589	23,414
10 Year Canada Government Bond	12/18/2013	21	2,643,017	3,165
10 Year Japan Government Bond	12/11/2013	12	17,594,384	(8,749)
30 Year U.S. Treasury Bond	12/19/2013	8	1,067,000	15,344

Total				$794,886

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/16/2013	18	$1,950,660	$(69,080)
Cotton	12/06/2013	62	2,703,510	57,455
Gas Oil	11/12/2013	14	1,276,800	(23,700)
Gasoline	10/31/2013	3	331,153	(2,684)
Light Sweet Crude Oil	10/22/2013	24	2,455,920	(108,040)
New York Harbor ULSD	10/31/2013	6	748,818	(13,847)
Nickel	12/18/2013	1	83,679	(237)
Soybean	11/14/2013	35	2,244,812	(117,500)
Soybean Meal	12/13/2013	75	3,040,500	(113,770)

Total				$(391,403)

At September 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CAC 40®	10/18/2013	77	$4,318,867	$(11,378)
CBOE SPX Volatility Index	10/15/2013	119	1,927,800	26,990
DAX	12/20/2013	3	871,472	2,469
E-mini S&P 500®	12/20/2013	246	20,593,890	(210,450)
FTSE 100 Index	12/20/2013	15	1,561,309	21,329
FTSE MIB	12/20/2013	16	1,885,116	22,403
Hang Seng Index®	10/30/2013	26	3,835,519	60,844
IBEX 35	10/18/2013	14	1,730,085	(37,770)
MSCI Singapore	10/30/2013	33	1,903,902	29,987
MSCI Taiwan Index	10/30/2013	68	1,952,280	31,960
S&P CNX Nifty Futures	10/31/2013	189	2,179,359	80,616
UK Long Gilt	12/27/2013	105	18,752,701	12,320
10 Year U.S. Treasury Note	12/19/2013	71	8,973,734	(49,594)

Total				$(20,274)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	12/18/2013	7	$321,956	$(7,139)
Cocoa	12/13/2013	16	422,400	(37,540)
Coffee	12/18/2013	91	3,880,013	252,000
Copper High Grade	12/27/2013	3	249,225	2,888
Copper LME	12/18/2013	1	182,550	(4,700)
Corn	12/13/2013	129	2,847,675	202,688
Gold	12/27/2013	5	663,500	850
KC Wheat	12/13/2013	37	1,368,075	(65,963)
Natural Gas	10/29/2013	45	1,602,000	105,750
Nickel	12/18/2013	4	334,716	(4,632)
Silver	12/27/2013	4	434,160	56,960
Soybean Oil	12/13/2013	103	2,539,980	121,092
Sugar	2/28/2014	110	2,234,848	(75,152)
Wheat	12/13/2013	58	1,967,650	(20,338)
Zinc	12/18/2013	6	287,212	(4,012)

Total				$522,752

[2]	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$44,098,498	$—	$44,098,498
Forward Foreign Currency Contracts (unrealized appreciation)	—	498,742	—	498,742
Futures Contracts (unrealized appreciation)	2,001,792	—	—	2,001,792

Total	$2,001,792	$44,597,240	$—	$46,599,032

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(500,761)	$—	$(500,761)
Futures Contracts (unrealized depreciation)	(1,095,831)	—	—	(1,095,831)

Total	$(1,095,831)	$(500,761)	$—	$(1,596,592)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the period ended September 30, 2013, the Fund used long and short contracts on short-term interest rates, U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary), to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$498,742	$—	$498,742

Total over-the-counter asset derivatives	$498,742	$—	$498,742

Exchange traded asset derivatives
Interest rate contracts	$—	$523,487	$523,487
Equity contracts	—	678,622	678,622
Commodity contracts	—	799,683	799,683

Total exchange traded asset derivatives	—	2,001,792	2,001,792

Total asset derivatives	$498,742	$2,001,792	$2,500,534

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(500,761)	$—	$(500,761)

Total over-the-counter liability derivatives	$(500,761)	$—	$(500,761)

Exchange traded liability derivatives
Interest rate contracts	$—	$(58,343)	$(58,343)
Equity contracts	—	(369,154)	(369,154)
Commodity contracts	—	(668,334)	(668,334)

Total exchange traded liability derivatives	—	(1,095,831)	(1,095,831)

Total liability derivatives	$(500,761)	$(1,095,831)	$(1,596,592)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Collateral posted by the Fund may be in addition to the independent amount required by the counterparty. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(2,019)	$324,027

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $9,198,376 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $8,699,634.

Investment Summary at September 30, 2013 (Unaudited)

Certificates of Deposit	46.0%
Financial Company Commercial Paper	20.5
Commercial Paper	10.0
Other Notes	3.6
Total Investments	80.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	19.9

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 94.9% of Net Assets
	Certificates of Deposit – 63.9%
$90,000,000	Credit Agricole, 0.030%, 10/01/2013	$90,000,000
40,600,000	Royal Bank of Canada, 0.030%, 10/01/2013	40,600,000
90,000,000	Abbey National, 0.030%, 10/01/2013	90,000,000
80,000,000	National Bank of Kuwait, 0.230%, 10/02/2013	80,000,000
30,000,000	Sumitomo Mitsui Bank (NY), 0.260%, 10/03/2013	30,000,000
85,000,000	Credit Industriel et Commercial, 0.150%, 10/08/2013	85,000,000
40,000,000	Industrial & Commercial Bank of China, 0.330%, 10/15/2013	40,000,000
60,000,000	Agricultural Bank of China, 0.330%, 10/28/2013	60,000,450
35,000,000	Mizuho Corporate Bank, 0.210%, 11/05/2013	35,000,700
50,000,000	Westpac Banking Corp. (NY), 0.312%, 11/06/2013(b)(c)	50,007,000
20,000,000	Toronto Dominion Bank, 0.330%, 11/07/2013(c)	20,005,060
15,000,000	China Construction Bank Corp. (NY), 0.350%, 11/12/2013	15,002,685
15,000,000	Industrial & Commercial Bank of China, 0.550%, 11/18/2013	15,007,140
10,000,000	China Construction Bank Corp. (NY), 0.550%, 11/19/2013	10,004,860
50,000,000	Mizuho Corporate Bank, 0.210%, 12/19/2013	49,997,800
50,000,000	Sumitomo Mitsui Trust (NY), 0.270%, 1/10/2014(c)	50,005,650
50,000,000	Norinchukin Bank, 0.280%, 1/10/2014(c)	50,004,250
50,000,000	National Australia Bank, 0.220%, 1/16/2014	50,010,500
25,000,000	Norinchukin Bank, 0.279%, 1/29/2014(b)	25,003,425
75,000,000	Credit Suisse (NY), 0.290%, 2/07/2014(b)	75,010,800
40,000,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(c)	40,016,560
80,000,000	Deutsche Bank A.G., 0.250%, 2/26/2014	79,993,360
70,000,000	Bank of Montreal (IL), 0.270%, 7/28/2014(b)	70,011,970
75,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.370%, 8/11/2014(b)	75,003,225
25,000,000	Westpac Banking Corp. (NY), 0.272%, 8/15/2014(b)	25,002,175

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$25,000,000	China Construction Bank Corp. (NY), 0.429%, 7/20/2015(b)(d)	$25,000,000

		1,275,687,610

	Financial Company Commercial Paper – 24.4%
25,700,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.160%, 10/03/2013(e)	25,699,771
40,000,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 10/08/2013(e)	39,999,240
20,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.160%, 10/09/2013(e)	19,999,289
40,000,000	United Overseas Bank Limited, 0.220%, 10/11/2013(e)	39,999,400
32,650,000	ING (U.S.) Funding LLC, 0.210%, 10/22/2013(e)	32,647,519
40,000,000	ICICI Bank Ltd., (Credit Support: Wells Fargo), 0.180%, 10/23/2013(e)	39,997,080
75,000,000	Barclays U.S. Funding, 0.110%, 11/27/2013(e)	74,977,425
39,200,000	Oversea-Chinese Banking Corp. Ltd., 0.180%, 12/03/2013(e)	39,183,340
50,000,000	General Electric Capital Corp., 0.200%, 12/12/2013(e)	49,989,550
50,000,000	Societe Generale North America, 0.405%, 1/09/2014(c)(e)	49,968,450
50,000,000	Dexia Credit Local S.A. (NY), 0.390%, 2/20/2014(c)(e)	49,933,850
25,000,000	Dexia Credit Local S.A. (NY), 0.360%, 3/05/2014(e)	24,961,650

		487,356,564

	Commercial Paper – 4.4%
25,000,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.200%, 10/10/2013(e)	24,998,750
28,400,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.200%, 10/18/2013(e)	28,397,317
19,500,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.170%, 11/05/2013	19,500,585
10,000,000	Tennessee School Bond Authority, 0.170%, 11/14/2013	10,000,400
4,200,000	Tennessee School Bond Authority, 0.170%, 11/20/2013	4,200,126

		87,097,178

	Other Notes – 2.2%
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.338%, 10/07/2014(b)	20,000,240
25,000,000	Wells Fargo, 0.342%, 10/20/2014(b)	25,001,700

		45,001,940

	Total Short-Term Investments (Identified Cost $1,895,019,397)	1,895,143,292

	Total Investments – 94.9% (Identified Cost $1,895,019,397)(a)	1,895,143,292
	Other assets less liabilities – 5.1%	100,921,270

	Net Assets – 100.0%	$1,996,064,562

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2013, the value of the Fund’s investment in the Subsidiary was $25,599,336, representing 1.3% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser or subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2013, the net unrealized appreciation on short-term investments based on a cost of $1,895,019,397 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$146,560
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,665)

Net unrealized appreciation	$123,895

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Security payable on demand at par including accrued interest with thirty days notice.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	12/18/2013	Australian Dollar	11,500,000	$10,674,930	$(216,221)
Sell	12/18/2013	British Pound	5,437,500	8,797,824	(316,161)
Sell	12/18/2013	Canadian Dollar	5,000,000	4,844,784	(95,490)
Buy	12/18/2013	Euro	55,625,000	75,267,415	1,756,138
Sell	12/18/2013	Euro	54,000,000	73,068,592	(1,418,707)
Buy	12/18/2013	Japanese Yen	9,112,500,000	92,751,714	894,296
Sell	12/18/2013	Japanese Yen	34,412,500,000	350,268,133	(4,160,464)
Buy	12/18/2013	Swedish Krona	172,000,000	26,716,070	789,474
Sell	12/18/2013	Swedish Krona	92,000,000	14,289,991	166,255
Sell	12/18/2013	Swiss Franc	30,250,000	33,471,275	(1,168,881)

Total					$(3,769,761)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	12/20/2013	827	$240,235,903	$(195,791)
E-mini S&P 500®	12/20/2013	5,661	473,910,615	4,828,642
Eurodollar	6/16/2014	1,163	289,688,762	249,288
FTSE 100 Index	12/20/2013	1,260	131,149,922	(2,915,115)
Hang Seng Index®	10/30/2013	303	44,698,546	(709,067)
TOPIX	12/12/2013	755	91,902,691	1,219,035

Total				$2,476,992

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/16/2013	43	$4,659,910	$(223,600)
Copper LME	12/18/2013	221	40,343,550	316,859
Gas Oil	11/12/2013	57	5,198,400	(118,800)
Light Sweet Crude Oil	10/22/2013	675	69,072,750	(3,658,500)
Natural Gas	10/29/2013	197	7,013,200	(462,950)
New York Harbor ULSD	10/31/2013	4	499,212	(11,760)

Total				$(4,158,751)

At September 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro Bund	12/06/2013	607	$115,375,822	$(2,694,580)
UK Long Gilt	12/27/2013	146	26,075,185	(333,267)
10 Year Japan Government Bond	12/11/2013	116	170,079,048	(1,089,374)
10 Year U.S. Treasury Note	12/19/2013	1,045	132,078,203	(1,903,836)

Total				$(6,021,057)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	12/18/2013	5	$229,969	$(5,219)
Copper LME	12/18/2013	250	45,637,500	(1,175,000)
Gold	12/27/2013	233	30,919,100	(116,180)
Nickel	12/18/2013	95	7,949,505	(143,355)
Zinc	12/18/2013	5	239,344	(3,344)

Total				$(1,443,098)

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,895,143,293	$—	$1,895,143,293
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,606,163	—	3,606,163
Futures Contracts (unrealized appreciation)	6,613,824	—	—	6,613,824

Total	$6,613,824	$1,898,749,456	$—	$1,905,363,280

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(7,375,924)	$—	$(7,375,924)
Futures Contracts (unrealized depreciation)	(15,759,738)	—	—	(15,759,738)

Total	$(15,759,738)	$(7,375,924)	$—	$(23,135,662)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2013, the Fund used long contracts on U.S. and foreign equity market indices and short-term interest rates, and long and short contracts on U.S. and foreign government bonds, commodities (through investments in the Subsidiary) and foreign currencies in accordance with these objectives.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$3,606,163	$—	$3,606,163

Total over-the-counter asset derivatives	$3,606,163	$—	$3,606,163

Exchange traded asset derivatives
Interest rate contracts	$—	$249,288	$249,288
Equity contracts	—	6,047,677	6,047,677
Commodity contracts	—	316,859	316,859

Total exchange traded asset derivatives	—	6,613,824	6,613,824

Total asset derivatives	$3,606,163	$6,613,824	$10,219,987

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(7,375,924)	$—	$(7,375,924)

Total over-the-counter liability derivatives	$(7,375,924)	$—	$(7,375,924)

Exchange traded liability derivatives
Interest rate contracts	$—	$(6,021,057)	$(6,021,057)
Equity contracts	—	(3,819,973)	(3,819,973)
Commodity contracts	—	(5,918,708)	(5,918,708)

Total exchange traded liability derivatives	—	(15,759,738)	(15,759,738)

Total liability derivatives	$(7,375,924)	$(15,759,738)	$(23,135,662)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Collateral posted by the Fund may be in addition to the independent amount required by the counterparty. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(3,769,761)	$14,390,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $90,261,337 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $86,655,174.

Investment Summary at September 30, 2013 (Unaudited)

Certificates of Deposit	63.9%
Financial Company Commercial Paper	24.4
Commercial Paper	4.4
Other Notes	2.2
Total Investments	94.9
Other assets less liabilities (including open forward foreign currency and futures contracts)	5.1

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 88.7% of Net Assets
	Certificates of Deposit – 54.6%
$22,700,000	Credit Agricole, 0.030%, 10/01/2013	$22,700,000
30,000,000	National Bank of Kuwait, 0.230%, 10/02/2013	30,000,000
30,000,000	Credit Industriel et Commericial, 0.150%, 10/08/2013	30,000,000
20,000,000	Industrial & Commercial Bank of China, 0.330%, 10/15/2013	20,000,000
20,000,000	Agricultural Bank of China, 0.330%, 10/28/2013	20,000,150
25,050,000	Westpac Banking Corp. (NY), 0.312%, 11/06/2013(b)(c)	25,053,507
15,000,000	Toronto Dominion Bank, 0.330%, 11/07/2013(b)	15,003,795
5,000,000	China Construction Bank Corp. (NY), 0.350%, 11/12/2013	5,000,895
30,000,000	Mizuho Corporate Bank, 0.210%, 12/19/2013	29,998,680
25,000,000	Sumitomo Mitsui Trust (NY), 0.270%, 1/10/2014(b)	25,002,825
25,000,000	Norinchukin Bank, 0.279%, 1/10/2014(c)	25,002,125
25,000,000	National Australia Bank, 0.220%, 1/16/2014	25,005,250
30,000,000	Credit Suisse (NY), 0.290%, 2/07/2014(b)(c)	30,004,320
25,000,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(b)	25,010,350
25,000,000	Deutsche Bank A.G., 0.250%, 2/26/2014	24,997,925
15,000,000	Bank of Montreal (IL), 0.270%, 7/28/2014(c)	15,002,565
25,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.370%, 8/11/2014(c)	25,001,075
15,000,000	China Construction Bank Corp. (NY), 0.429%, 7/20/2015(c)(d)	15,000,000

		407,783,462

	Financial Company Commercial Paper – 24.4%
22,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.160%, 10/03/2013(e)	21,999,804
25,000,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 10/08/2013(e)	24,999,525
5,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.160%, 10/09/2013(e)	4,999,822
30,000,000	United Overseas Bank Limited, 0.220%, 10/11/2013(e)	29,999,550
30,000,000	Barclays U.S. Funding, 0.110%, 11/27/2013(e)	29,990,970
25,000,000	General Electric Capital Corp., 0.200%, 12/12/2013(e)	24,994,775
25,500,000	Societe Generale North America, 0.405%, 1/09/2014(b)(e)	25,483,910

Principal Amount	Description	Value (†)
	Financial Company Commercial Paper – continued
20,000,000	Dexia Credit Local S.A. (NY), 0.390%, 2/20/2014(e)	$19,973,540

		182,441,896

	Commercial Paper – 7.0%
20,000,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.200%, 10/18/2013(e)	19,998,111
20,800,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.170%, 11/05/2013	20,800,624
11,761,000	Tennessee School Bond Authority, 0.170%, 11/20/2013	11,761,353

		52,560,088

	Other Notes – 2.7%
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.338%, 10/07/2014(c)	5,000,060
15,000,000	Wells Fargo, 0.342%, 10/20/2014(c)	15,001,020

		20,001,080

	Total Short-Term Investments (Identified Cost $662,732,627)	662,786,526

	Total Investments – 88.7% (Identified Cost $662,732,627)(a)	662,786,526
	Other assets less liabilities – 11.3%	84,187,879

	Net Assets – 100.0%	$746,974,405

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Fund, a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2013, the value of the Fund’s investment in the Subsidiary was $31,136,184, representing 4.2% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser or subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $662,732,627 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$61,099
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,200)

Net unrealized appreciation	$53,899

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(d)	Security payable on demand at par including accrued interest with thirty days notice.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/18/2013	Australian Dollar	15,200,000	$14,109,473	$203,693
Buy	12/18/2013	Australian Dollar	9,400,000	8,725,595	(146,892)
Sell	12/18/2013	Australian Dollar	24,200,000	22,463,766	(455,004)
Buy	12/18/2013	British Pound	17,375,000	28,112,588	541,947
Sell	12/18/2013	British Pound	812,500	1,314,617	(47,243)
Buy	12/18/2013	Canadian Dollar	37,000,000	35,851,402	199,005
Buy	12/18/2013	Canadian Dollar	11,300,000	10,949,212	(21,206)
Sell	12/18/2013	Canadian Dollar	52,000,000	50,385,754	(993,094)
Buy	12/18/2013	Euro	35,750,000	48,374,114	525,911
Buy	12/18/2013	Euro	6,875,000	9,302,714	(6,029)
Sell	12/18/2013	Japanese Yen	2,887,500,000	29,390,461	(243,146)
Buy	12/18/2013	New Zealand Dollar	23,400,000	19,332,829	346,261
Buy	12/18/2013	New Zealand Dollar	14,400,000	11,897,125	(107,708)
Sell	12/18/2013	New Zealand Dollar	21,100,000	17,432,594	(911,568)
Buy	12/18/2013	Norwegian Krone	68,000,000	11,276,026	28,794
Buy	12/18/2013	Norwegian Krone	176,000,000	29,185,008	(841,709)
Sell	12/18/2013	Norwegian Krone	230,000,000	38,139,499	(422,406)
Buy	12/18/2013	Singapore Dollar	77,250,000	61,581,770	208,359
Sell	12/18/2013	Singapore Dollar	44,125,000	35,175,348	(563,243)
Buy	12/18/2013	Swedish Krona	102,000,000	15,843,251	155,218
Buy	12/18/2013	Swedish Krona	82,000,000	12,736,731	(154,885)
Sell	12/18/2013	Swedish Krona	82,000,000	12,736,731	(376,377)
Buy	12/18/2013	Swiss Franc	37,375,000	41,355,006	774,948
Sell	12/18/2013	Swiss Franc	8,875,000	9,820,085	(347,710)
Buy	12/18/2013	Turkish Lira	17,100,000	8,349,532	133,616
Buy	12/18/2013	Turkish Lira	43,500,000	21,240,037	(406,523)
Sell	12/18/2013	Turkish Lira	74,700,000	36,474,271	(931,056)

Total					$(3,858,047)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/18/2013	446	$45,264,915	$(580,154)
ASX SPI 200™	12/19/2013	488	59,444,962	(489,399)
CAC 40®	10/18/2013	543	30,456,425	(11,019)
DAX	12/20/2013	140	40,668,714	(120,810)
E-mini Dow	12/20/2013	577	43,407,710	(399,780)
E-mini NASDAQ 100	12/20/2013	737	47,300,660	487,157
E-mini S&P 500®	12/20/2013	451	37,755,465	272,303
Euribor	6/16/2014	3,446	1,161,168,389	149,879
Euro Schatz	12/06/2013	1,357	202,674,315	44,272
Euro STOXX 50®	12/20/2013	903	35,170,554	97,730
Eurodollar	6/16/2014	5,496	1,368,984,900	1,011,263
FTSE 100 Index	12/20/2013	401	41,738,983	(868,459)
FTSE MIB	12/20/2013	213	25,095,606	(312,651)
FTSE/JSE Top 40 Index	12/19/2013	858	33,967,067	335,842
German Euro BOBL	12/06/2013	732	123,231,256	662,071
German Euro Bund	12/06/2013	225	42,766,985	225,615
Hang Seng Index®	10/30/2013	295	43,518,386	(690,345)
IBEX 35	10/18/2013	281	34,725,271	871,075
Mini-Russell 2000	12/20/2013	374	40,070,360	748,210
MSCI Singapore	10/30/2013	738	42,578,167	(658,850)
MSCI Taiwan Index	10/30/2013	1,442	41,399,820	(677,740)
Nikkei 225™	12/12/2013	233	34,276,209	104,512
OMXS30®	10/18/2013	2,149	42,141,025	(499,038)
S&P CNX Nifty Futures Index	10/31/2013	1,374	15,843,594	(613,576)
S&P/TSX 60 Index	12/19/2013	338	47,941,168	(234,292)
Sterling	6/18/2014	145	29,153,321	(1,467)
TOPIX	12/12/2013	313	38,100,056	202,899
2 Year U.S. Treasury Note	12/31/2013	2,335	514,320,237	371,315
3 Year Australia Government Bond	12/16/2013	546	55,503,275	100,128
5 Year U.S. Treasury Note	12/31/2013	370	44,787,344	116,008
10 Year Japan Government Bond	12/11/2013	152	222,862,200	1,576,479
10 Year U.S. Treasury Note	12/19/2013	229	28,943,453	72,781
30 Year U.S. Treasury Bond	12/19/2013	3	400,125	94

Total				$1,292,053

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/16/2013	154	$16,688,980	$(800,800)
Cocoa	12/13/2013	379	10,005,600	321,280
Cotton	12/06/2013	17	741,285	—
Gas Oil	11/12/2013	9	820,800	(17,775)
Gasoline	10/31/2013	44	4,856,913	(39,362)
Light Sweet Crude Oil	10/22/2013	125	12,791,250	(677,500)
Live Cattle	12/31/2013	77	4,064,830	4,690
Soybean	11/14/2013	148	9,492,350	(459,175)
Soybean Meal	12/13/2013	264	10,702,560	(255,140)

Total				$(1,923,782)

At September 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
UK Long Gilt	12/27/2013	78	$13,930,578	$(168,544)
10 Year Australia Government Bond	12/16/2013	74	8,119,493	(203,758)
10 Year Canada Government Bond	12/18/2013	68	8,558,342	(81,627)

Total				$(453,929)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	12/18/2013	382	$17,569,612	$(398,712)
Coffee	12/18/2013	362	15,434,775	983,288
Copper High Grade	12/27/2013	13	1,079,975	(27,525)
Copper LME	12/18/2013	4	730,200	(18,800)
Corn	12/13/2013	845	18,653,375	1,276,325
Gold	12/27/2013	72	9,554,400	(59,520)
KC Wheat	12/13/2013	232	8,578,200	(425,900)
Natural Gas	10/29/2013	128	4,556,800	106,760
Nickel	12/18/2013	111	9,288,369	(167,499)
NY Harbor ULSD	10/31/2013	1	124,803	(1,235)
Silver	12/27/2013	57	6,186,780	(19,480)
Soybean Oil	12/13/2013	1,110	27,372,600	2,200,314
Sugar	2/28/2014	539	10,950,755	(368,245)
Wheat	12/13/2013	473	16,046,525	(56,850)
Zinc	12/18/2013	325	15,557,344	(327,247)

Total				$2,695,674

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$662,786,526	$—	$662,786,526
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,117,752	—	3,117,752
Futures Contracts (unrealized appreciation)	12,342,290	—	—	12,342,290

Total	$12,342,290	$665,904,278	$—	$678,246,568

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(6,975,799)	$—	$(6,975,799)
Futures Contracts (unrealized depreciation)	(10,732,274)	—	$—	(10,732,274)

Total	$(10,732,274)	$(6,975,799)	$—	$(17,708,073)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the period ended September 30, 2013, the Fund used long contracts on U.S. equity market indices and long and short contracts on short-term interest rates, foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary) in accordance with these objectives.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$3,117,752	$—	$3,117,752

Total over-the-counter asset derivatives	$3,117,752	$—	$3,117,752

Exchange traded asset derivatives
Interest rate contracts	$—	$4,329,905	$4,329,905
Equity contracts	—	3,119,728	3,119,728
Commodity contracts	—	4,892,657	4,892,657

Total exchange traded asset derivatives	—	12,342,290	12,342,290

Total asset derivatives	$3,117,752	$12,342,290	$12,342,290

Liabilities	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$(6,975,799)	$—	$(6,975,799)

Total over-the-counter asset derivatives	$(6,975,799)	$—	$(6,975,799)

Exchange traded asset derivatives
Interest rate contracts	$—	$(455,397)	$(455,397)
Equity contracts	—	(6,156,112)	(6,156,112)
Commodity contracts	—	(4,120,765)	(4,120,765)

Total exchange traded asset derivatives	—	10,732,274	10,732,274

Total asset derivatives	$(6,975,799)	$10,732,274	$10,732,274

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Collateral posted by the Fund may be in addition to the independent amount required by the counterparty. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(3,858,047)	$10,114,855

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $92,132,796 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $89,015,044.

Investment Summary at September 30, 2013 (Unaudited)

Certificates of Deposit	54.6%
Financial Company Commercial Paper	24.4
Commercial Paper	7.0
Other Notes	2.7

Total Investments	88.7
Other assets less liabilities (including open forward foreign currency and futures contracts)	11.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 49.0% of Net Assets
	Aerospace & Defense – 1.2%
514	Boeing Co. (The)	$60,395
319	Northrop Grumman Corp.	30,388
354	Rockwell Collins, Inc.	24,022
603	United Technologies Corp.	65,016

		179,821

	Air Freight & Logistics – 0.8%
405	C.H. Robinson Worldwide, Inc.	24,122
321	FedEx Corp.	36,629
578	United Parcel Service, Inc., Class B	52,812

		113,563

	Auto Components – 0.1%
875	Goodyear Tire & Rubber Co. (The)(b)	19,644

	Automobiles – 0.2%
936	General Motors Co.(b)	33,668

	Beverages – 1.3%
2,440	Coca-Cola Co. (The)	92,427
553	Dr Pepper Snapple Group, Inc.	24,785
1,025	PepsiCo, Inc.	81,488

		198,700

	Biotechnology – 1.3%
604	Amgen, Inc.	67,612
223	Biogen Idec, Inc.(b)	53,689
1,171	Gilead Sciences, Inc.(b)	73,586

		194,887

	Chemicals – 1.2%
227	Air Products & Chemicals, Inc.	24,191
685	E.I. du Pont de Nemours & Co.	40,114
269	Ecolab, Inc.	26,566
391	Monsanto Co.	40,809
256	Praxair, Inc.	30,774
213	Sigma-Aldrich Corp.	18,169

		180,623

	Commercial Banks – 1.0%
2,950	Huntington Bancshares, Inc.	24,367
2,924	Wells Fargo & Co.	120,820

		145,187

	Communications Equipment – 1.1%
3,563	Cisco Systems, Inc.	83,445
1,163	QUALCOMM, Inc.	78,340

		161,785

	Computers & Peripherals – 2.3%
498	Apple, Inc.	237,421

Shares	Description	Value (†)
Common Stocks – continued
	Computers & Peripherals – continued
1,826	EMC Corp.	$46,673
1,928	Hewlett-Packard Co.	40,449
650	NetApp, Inc.	27,703

		352,246

	Construction & Engineering – 0.2%
818	Quanta Services, Inc.(b)	22,503

	Consumer Finance – 0.9%
739	American Express Co.	55,809
596	Capital One Financial Corp.	40,969
649	Discover Financial Services	32,801

		129,579

	Diversified Financial Services – 2.9%
6,886	Bank of America Corp.	95,027
1,084	Berkshire Hathaway, Inc., Class B(b)	123,045
1,951	Citigroup, Inc.	94,643
2,286	JPMorgan Chase & Co.	118,163

		430,878

	Diversified Telecommunication Services – 1.1%
2,800	AT&T, Inc.	94,696
1,533	Verizon Communications, Inc.	71,530

		166,226

	Electric Utilities – 1.0%
513	American Electric Power Co., Inc.	22,239
529	Duke Energy Corp.	35,327
358	NextEra Energy, Inc.	28,697
439	Northeast Utilities	18,109
701	PPL Corp.	21,296
722	Southern Co. (The)	29,732

		155,400

	Electronic Equipment, Instruments & Components – 0.2%
2,119	Corning, Inc.	30,916

	Energy Equipment & Services – 1.1%
440	Cameron International Corp.(b)	25,683
810	Halliburton Co.	39,002
624	Noble Corp.	23,568
873	Schlumberger Ltd.	77,138

		165,391

	Food & Staples Retailing – 0.8%
1,088	Wal-Mart Stores, Inc.	80,468
807	Walgreen Co.	43,417

		123,885

	Food Products – 0.7%
877	Archer-Daniels-Midland Co.	32,309
371	Mead Johnson Nutrition Co.	27,550

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
1,530	Mondelez International, Inc., Class A	$48,073

		107,932

	Health Care Equipment & Supplies – 0.4%
261	CR Bard, Inc.	30,067
633	St. Jude Medical, Inc.	33,954

		64,021

	Health Care Providers & Services – 1.5%
584	Aetna, Inc.	37,388
822	Express Scripts Holding Co.(b)	50,783
351	Humana, Inc.	32,759
312	McKesson Corp.	40,030
866	UnitedHealth Group, Inc.	62,014

		222,974

	Hotels, Restaurants & Leisure – 0.7%
675	McDonald’s Corp.	64,942
595	Starbucks Corp.	45,797

		110,739

	Household Durables – 0.4%
435	Garmin Ltd.	19,657
756	Newell Rubbermaid, Inc.	20,790
154	Whirlpool Corp.	22,552

		62,999

	Household Products – 0.8%
1,636	Procter & Gamble Co. (The)	123,665

	Industrial Conglomerates – 1.6%
489	3M Co.	58,391
581	Danaher Corp.	40,275
5,929	General Electric Co.	141,644

		240,310

	Insurance – 2.5%
391	ACE Ltd.	36,582
640	Allstate Corp. (The)	32,352
1,164	American International Group, Inc.	56,605
360	Chubb Corp. (The)	32,134
895	Hartford Financial Services Group, Inc. (The)	27,852
627	Lincoln National Corp.	26,328
597	Loews Corp.	27,904
1,003	MetLife, Inc.	47,091
620	Principal Financial Group, Inc.	26,548
499	Prudential Financial, Inc.	38,912
332	Torchmark Corp.	24,020

		376,328

	Internet & Catalog Retail – 0.8%
239	Amazon.com, Inc.(b)	74,721
42	priceline.com, Inc.(b)	42,460

		117,181

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 1.0%
163	Google, Inc., Class A(b)	$142,773

	IT Services – 1.4%
625	International Business Machines Corp.	115,738
669	Paychex, Inc.	27,188
364	Visa, Inc., Class A	69,560

		212,486

	Life Sciences Tools & Services – 0.2%
281	Waters Corp.(b)	29,845

	Machinery – 0.5%
553	Caterpillar, Inc.	46,104
463	Illinois Tool Works, Inc.	35,313

		81,417

	Media – 2.2%
1,694	Comcast Corp., Class A	76,484
314	Discovery Communications, Inc., Class A(b)	26,508
1,196	Interpublic Group of Cos., Inc. (The)	20,547
293	Time Warner Cable, Inc.	32,699
717	Time Warner, Inc.	47,186
1,505	Twenty-First Century Fox, Inc., Class A	50,417
1,093	Walt Disney Co. (The)	70,488

		324,329

	Metals & Mining – 0.3%
911	Freeport-McMoRan Copper & Gold, Inc.	30,136
427	Nucor Corp.	20,931

		51,067

	Multi Utilities – 0.3%
358	Consolidated Edison, Inc.	19,740
477	Dominion Resources, Inc.	29,803

		49,543

	Multiline Retail – 0.2%
580	Target Corp.	37,108

	Oil, Gas & Consumable Fuels – 4.1%
449	Anadarko Petroleum Corp.	41,753
714	Cabot Oil & Gas Corp.	26,646
1,121	Chevron Corp.	136,202
878	ConocoPhillips	61,030
672	CONSOL Energy, Inc.	22,613
2,422	ExxonMobil Corp.	208,389
383	Hess Corp.	29,621
891	Marathon Oil Corp.	31,078
168	Pioneer Natural Resources Co.	31,718
882	Spectra Energy Corp.	30,191

		619,241

	Personal Products – 0.2%
1,196	Avon Products, Inc.	24,638

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 3.1%
1,373	AbbVie, Inc.	$61,414
244	Actavis, Inc.(b)	35,136
1,709	Johnson & Johnson	148,153
2,005	Merck & Co., Inc.	95,458
4,209	Pfizer, Inc.	120,841

		461,002

	Professional Services – 0.2%
389	Equifax, Inc.	23,282

	REITs - Apartments – 0.2%
550	Equity Residential	29,464

	REITs - Diversified – 0.2%
1,013	Weyerhaeuser Co.	29,002

	REITs - Office Property – 0.2%
271	Boston Properties, Inc.	28,970

	Road & Rail – 0.6%
1,271	CSX Corp.	32,715
358	Union Pacific Corp.	55,612

		88,327

	Semiconductors & Semiconductor Equipment – 1.0%
591	Analog Devices, Inc.	27,807
3,386	Intel Corp.	77,607
481	Lam Research Corp.(b)	24,622
572	Xilinx, Inc.	26,804

		156,840

	Software – 1.9%
626	Adobe Systems, Inc.(b)	32,514
941	Electronic Arts, Inc.(b)	24,042
4,418	Microsoft Corp.	147,164
2,392	Oracle Corp.	79,343

		283,063

	Specialty Retail – 1.2%
327	Bed Bath & Beyond, Inc.(b)	25,297
942	Home Depot, Inc. (The)	71,451
881	Lowe’s Cos., Inc.	41,944
187	O’Reilly Automotive, Inc.(b)	23,859
1,488	Staples, Inc.	21,799

		184,350

	Textiles, Apparel & Luxury Goods – 0.3%
452	Coach, Inc.	24,648
183	PVH Corp.	21,720

		46,368

	Tobacco – 1.2%
1,589	Altria Group, Inc.	54,582
1,043	Philip Morris International, Inc.	90,313

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
570	Reynolds American, Inc.	$27,805

		172,700

	Trading Companies & Distributors – 0.4%
530	Fastenal Co.	26,632
105	W.W. Grainger, Inc.	27,480

		54,112

	Total Common Stocks (Identified Cost $7,363,088)	7,360,978

Principal Amount
Short-Term Investments – 93.2%
$14,002,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $14,002,000 on 10/01/2013 collateralized by $8,000,000 U.S. Treasury Note, 0.875% due 7/31/2019 valued at $7,651,600; $6,940,000 U.S. Treasury Note, 1.125% due 4/30/2020 valued at $6,636,375 including accrued interest(c) (Identified Cost $14,002,000)	14,002,000

	Total Investments – 142.2% (Identified Cost $21,365,088)(a)	21,362,978
	Other assets less liabilities – (42.2)%	(6,340,089)

	Net Assets – 100.0%	$15,022,889

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2013, the net unrealized depreciation on investments based on a cost of $21,365,088 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,110)

Net unrealized depreciation	$(2,110)

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/20/2013	142	$11,887,530	$1,814

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,360,978	$—	$—	$7,360,978
Short-Term Investments	—	14,002,000	—	14,002,000

Total Investments	7,360,978	14,002,000	—	21,362,978

Futures Contracts (unrealized appreciation)	1,814	—	—	1,814

Total	$7,362,792	$14,002,000	$—	$21,364,792

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. For the period ended September 30, 2013, the Fund engaged in futures transactions to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2013.

Assets	Unrealized appreciation on futures contracts
Exchange traded asset derivatives
Equity contracts	$1,814

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,001,814.

Industry Summary at September 30, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	4.1%
Pharmaceuticals	3.1
Diversified Financial Services	2.9
Insurance	2.5
Computers & Peripherals	2.3
Media	2.2
Other Investments, less than 2% each	31.9
Short-Term Investments	93.2

Total Investments	142.2
Other assets less liabilities (including open futures contracts)	(42.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 93.1% of Net Assets
	Air Freight & Logistics – 3.4%
47,500	FedEx Corp.	$5,420,225

	Auto Components – 6.8%
41,600	Autoliv, Inc.	3,635,424
76,000	Delphi Automotive PLC	4,439,920
38,800	TRW Automotive Holdings Corp.(b)	2,766,828

		10,842,172

	Automobiles – 3.9%
173,800	General Motors Co.(b)	6,251,586

	Capital Markets – 7.9%
11,000	BlackRock, Inc.	2,976,820
93,400	Franklin Resources, Inc.	4,721,370
30,500	Goldman Sachs Group, Inc. (The)	4,825,405

		12,523,595

	Commercial Banks – 6.7%
79,500	US Bancorp	2,908,110
185,800	Wells Fargo & Co.	7,677,256

		10,585,366

	Consumer Finance – 2.3%
52,000	Capital One Financial Corp.	3,574,480

	Diversified Financial Services – 3.8%
118,000	JPMorgan Chase & Co.	6,099,420

	Electrical Equipment – 1.5%
22,000	Rockwell Automation, Inc.	2,352,680

	Energy Equipment & Services – 3.1%
62,200	National Oilwell Varco, Inc.	4,858,442

	Food Products – 1.9%
76,500	Unilever PLC, Sponsored ADR	2,951,370

	Health Care Equipment & Supplies – 1.0%
30,500	Medtronic, Inc.	1,624,125

	Hotels, Restaurants & Leisure – 5.7%
114,900	Marriott International, Inc., Class A	4,832,694
21,800	McDonald’s Corp.	2,097,378
31,300	Starwood Hotels & Resorts Worldwide, Inc.	2,079,885

		9,009,957

	Insurance – 3.9%
125,900	American International Group, Inc.	6,122,517

	Internet Software & Services – 0.8%
1,400	Google, Inc., Class A(b)	1,226,274

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 5.7%
7,000	MasterCard, Inc., Class A	$4,709,460
22,600	Visa, Inc., Class A	4,318,860

		9,028,320

	Machinery – 6.8%
24,700	Cummins, Inc.	3,281,889
79,700	Illinois Tool Works, Inc.	6,078,719
13,400	Parker Hannifin Corp.	1,456,848

		10,817,456

	Media – 3.6%
75,800	Comcast Corp., Special Class A	3,287,446
38,500	Omnicom Group, Inc.	2,442,440

		5,729,886

	Multiline Retail – 1.4%
31,100	Family Dollar Stores, Inc.	2,239,822

	Oil, Gas & Consumable Fuels – 2.0%
36,800	ExxonMobil Corp.	3,166,272

	Road & Rail – 1.5%
15,100	Union Pacific Corp.	2,345,634

	Semiconductors & Semiconductor Equipment – 10.9%
325,700	Applied Materials, Inc.	5,712,778
297,900	Intel Corp.	6,827,868
59,200	Lam Research Corp.(b)	3,030,448
41,400	Texas Instruments, Inc.	1,667,178

		17,238,272

	Software – 3.5%
166,200	Oracle Corp.	5,512,854

	Specialty Retail – 3.9%
29,400	Advance Auto Parts, Inc.	2,430,792
30,200	CarMax, Inc.(b)	1,463,794
29,300	Tiffany & Co.	2,244,966

		6,139,552

	Textiles, Apparel & Luxury Goods – 1.1%
24,600	NIKE, Inc., Class B	1,786,944

	Total Common Stocks (Identified Cost $105,458,068)	147,447,221

Principal Amount
Short-Term Investments – 7.2%
$11,434,536	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $11,434,536 on 10/01/2013 collateralized by $11,665,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $11,665,000 including accrued interest(c) (Identified Cost $11,434,536)	11,434,536

Description	Value (†)
Total Investments – 100.3% (Identified Cost $116,892,604)(a)	$158,881,757
Other assets less liabilities – (0.3)%	(472,467)

Net Assets – 100.0%	$158,409,290

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $116,892,604 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,213,037
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(223,884)

Net unrealized appreciation	$41,989,153

At December 31, 2012, the Fund had a short-term capital loss carryforward of $6,087,105 of which $5,297,011 expires on December 31, 2017 and $790,094 expires on December 31, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$147,447,221	$—	$—	$147,447,221
Short-Term Investments	—	11,434,536	—	11,434,536

Total	$147,447,221	$11,434,536	$—	$158,881,757

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	10.9%
Capital Markets	7.9
Auto Components	6.8
Machinery	6.8
Commercial Banks	6.7
IT Services	5.7
Hotels, Restaurants & Leisure	5.7
Automobiles	3.9
Specialty Retail	3.9
Insurance	3.9
Diversified Financial Services	3.8
Media	3.6
Software	3.5
Air Freight & Logistics	3.4
Energy Equipment & Services	3.1
Consumer Finance	2.3
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	9.2
Short-Term Investments	7.2

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 64.1% of Net Assets
Non-Convertible Bonds – 60.4%
	ABS Car Loan – 0.9%
$2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019	$2,266,570
5,510,000	Ford Credit Auto Owner Trust, Series 2013-C, Class A2, 0.550%, 4/15/2016(b)	5,514,568
4,300,000	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.520%, 4/15/2016(b)	4,302,098

		12,083,236

	ABS Credit Card – 0.2%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.602%, 2/16/2021(b)(c)	3,145,000

	ABS Home Equity – 9.4%
2,615,389	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	2,653,901
867,527	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.629%, 7/25/2037, 144A(c)	531,573
2,515,836	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.858%, 11/20/2034(c)	2,320,977
2,146,498	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	2,151,806
946,999	Bear Stearns ARM Trust, Series 2004-6, Class 2A1, 2.842%, 9/25/2034(c)	876,410
1,486,456	Bella Vista Mortgage Trust, Series 2005-1, Class 2A, 0.449%, 2/22/2035(c)	1,266,500
788,411	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.842%, 2/25/2037(c)	766,397
2,477,608	CHL Mortgage Pass-Through Trust, Series 2006-10, Class 1A16, 6.000%, 5/25/2036	2,183,784
2,527,733	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	2,558,668
691,267	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	608,357
2,059,085	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.000%, 6/25/2037	1,637,685
1,322,295	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A3, 6.000%, 6/25/2037	1,051,682
2,173,897	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.000%, 10/25/2037	1,908,633
3,047,911	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033(b)	3,135,404
1,425,196	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	1,410,318
4,919,147	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	4,741,281
1,394,336	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	1,423,515
580,473	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.027%, 8/25/2034	593,595
1,308,463	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.389%, 5/25/2035(c)	1,058,229

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,130,027	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	$1,019,218
891,177	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	592,825
964,068	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	825,704
264,434	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.501%, 9/20/2034(c)	249,749
3,851,115	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.691%, 4/25/2035(c)	2,671,380
533,994	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.449%, 4/25/2035(c)	421,603
849,669	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035(b)	838,592
3,310,911	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	2,910,728
470,881	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	480,974
1,397,112	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	1,212,186
755,707	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	632,978
2,448,010	Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.334%, 11/25/2036(c)	1,017,542
283,012	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	288,002
2,290,768	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.165%, 6/19/2035(b)(c)	2,250,904
1,050,440	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.410%, 7/19/2035(c)	950,930
328,113	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.068%, 12/25/2034(c)	282,123
2,148,201	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.718%, 12/25/2034(c)	2,122,526
994,648	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.714%, 7/25/2035(c)	900,043
2,945,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.663%, 9/25/2035(b)(c)	2,868,171
1,819,871	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	1,531,727
1,708,483	HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.783%, 12/19/2035(c)	1,423,313
2,659,638	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.289%, 5/25/2037(c)	1,694,383
1,302,322	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.959%, 12/25/2034(c)	914,834
2,897,842	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.499%, 7/25/2045(c)	2,528,657
964,376	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A1, 0.339%, 12/25/2036(c)	658,881
3,127,667	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.554%, 4/25/2035(b)(c)	3,094,779
1,330,532	JPMorgan Mortgage Trust, Series 2005-A5, Class 1A2, 2.881%, 8/25/2035(c)	1,304,611

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$3,467,563	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A11, 6.000%, 1/25/2036(b)	$3,015,014
3,115,062	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	2,708,537
3,308,841	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	2,689,545
2,794,540	Lehman XS Trust, Series 2006-4N, Class A2A, 0.404%, 4/25/2046(c)	1,981,541
541,400	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 5.455%, 5/25/2034(c)	523,670
849,509	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.840%, 4/25/2036(c)	787,623
670,503	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.339%, 1/25/2047(c)	482,448
2,122,207	MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1, 0.419%, 5/25/2037(c)	1,426,121
1,142,285	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	1,187,765
1,224,144	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034	1,251,500
1,333,220	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	1,376,124
2,988,247	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,988,125
2,302,090	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	1,629,859
2,124,171	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,503,894
472,002	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.171%, 5/25/2036(c)	461,804
1,413,416	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	1,291,797
2,800,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	2,796,489
308,658	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.654%, 10/25/2035(c)	312,761
2,825,180	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(b)	2,376,321
949,523	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.000%, 5/25/2037	825,215
1,162,867	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	1,171,292
1,519,649	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.652%, 9/25/2034(c)	1,473,604
7,515,508	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.510%, 11/25/2034(b)(c)	7,193,784
726,587	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.489%, 7/25/2035(c)	597,647
2,253,400	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	2,381,855
2,576,378	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.430%, 1/25/2035(c)	2,607,629
862,147	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	888,965

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,518,344	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.454%, 9/25/2046(c)	$1,412,818
286,136	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.963%, 12/25/2046(c)	263,612
3,329,518	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.204%, 1/25/2047(c)	2,939,818
460,610	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.649%, 10/25/2033(c)	462,530
1,800,725	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 4.743%, 2/25/2034(c)	1,815,556
698,621	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	709,420
821,937	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	826,266

		124,927,027

	ABS Other – 0.3%
1,814,347	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,850,645
730,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	735,136
425,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	424,593
648,863	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	652,512

		3,662,886

	Aerospace & Defense – 1.2%
10,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(b)	8,352,505
2,335,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,147,413
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(b)	5,218,544

		15,718,462

	Airlines – 2.5%
2,180,000	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	2,051,925
2,900,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	2,718,750
3,800,000	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A(b)	3,819,000
2,890,000	British Airways PLC, 4.625%, 6/20/2024, 144A(b)	2,902,282
2,890,000	British Airways PLC, 5.625%, 12/20/2021, 144A(b)	2,986,353
680,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	657,900
505,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	506,894
965,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	981,888
2,289,043	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	2,489,335

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$105,023	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	$109,092
1,940,883	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,159,232
5,003,535	Doric Nimrod Air Finance Alpha Ltd., Pass Through Trust, Series 2012-1, Class A, 5.125%, 11/30/2024, 144A(b)	5,016,044
1,802,827	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,978,603
1,612,090	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,684,634
3,055,000	US Airways Pass Through Trust, Series 2013-1, Class 1A, 3.950%, 5/15/2027(b)	2,825,875

		32,887,807

	Automotive – 4.4%
6,590,000	Daimler Finance North America LLC, 0.945%, 8/01/2016, 144A(b)(c)	6,604,827
3,000,000	Ford Credit Canada Ltd., 4.875%, 3/17/2014, (CAD)(b)	2,951,915
5,250,000	Ford Motor Credit Co. LLC, 1.516%, 5/09/2016(b)(c)	5,321,521
4,220,000	General Motors Co., 4.875%, 10/02/2023, 144A	4,125,050
8,750,000	General Motors Co., 6.250%, 10/02/2043, 144A	8,618,750
4,590,000	Hyundai Capital America, 2.875%, 8/09/2018, 144A(b)	4,628,359
6,640,000	Nissan Motor Acceptance Corp., 0.950%, 9/26/2016, 144A(b)(c)	6,650,850
10,650,000	Toyota Motor Credit Corp., 0.553%, 5/17/2016(b)(c)	10,677,945
8,500,000	Toyota Motor Credit Corp., MTN, 0.406%, 3/10/2015(b)(c)	8,504,182

		58,083,399

	Banking – 7.0%
15,025,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)(b)	6,270,868
2,484,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)(b)	4,859,732
3,950,000	Barclays Bank PLC, EMTN, 6.000%, 1/14/2021, (EUR)(b)	5,926,699
6,545,000	ING Bank NV, 5.800%, 9/25/2023, 144A(b)	6,610,424
9,320,000	Intesa Sanpaolo S.p.A., 6.500%, 2/24/2021, 144A(b)	9,694,571
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(b)	7,286,615
5,285,000	Lloyds Bank PLC, EMTN, 6.500%, 3/24/2020, (EUR)(b)	8,115,326
6,455,000	Morgan Stanley, MTN, 4.100%, 5/22/2023(b)	6,020,695
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(b)	11,217,622

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$6,600,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	$6,208,283
9,975,000	Standard Chartered PLC, 5.200%, 1/26/2024, 144A(b)	10,022,082
7,420,000	UniCredit S.p.A., EMTN, 6.950%, 10/31/2022, (EUR)(b)	10,330,341

		92,563,258

	Building Materials – 0.9%
155,000	American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/2021, 144A	152,481
3,030,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A(b)	3,030,000
2,590,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	2,632,088
5,800,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A(b)	5,031,500
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,460,102

		12,306,171

	Chemicals – 1.0%
6,640,000	Alpek S.A. de CV, 5.375%, 8/08/2023, 144A(b)	6,573,600
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(b)	2,821,300
3,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,312,000

		12,706,900

	Collateralized Mortgage Obligations – 0.1%
33,246,112	Government National Mortgage Association, Series 2010-83, Class IO, 0.522%, 7/16/2050(c)(d)	1,160,921
629,063	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.827%, 1/25/2036(c)	591,383

		1,752,304

	Commercial Mortgage-Backed Securities – 3.1%
950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.466%, 5/11/2039, 144A(c)	961,997
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.731%, 4/15/2044, 144A(b)(c)	4,667,037
2,765,000	Citigroup Commercial Mortgage Trust, 3.634%, 5/10/2035, 144A	2,345,702
2,376,607	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048(b)	2,430,449
5,109,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.729%, 11/10/2046, 144A(b)(c)	4,930,655
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.183%, 3/15/2018, 144A(c)	1,305,720
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(b)(c)	7,436,858
4,340,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.993%, 8/10/2045(b)(c)	4,242,606

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	$1,527,749
984,112	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ, Class M, 6.182%, 4/15/2018, 144A(c)	995,036
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class E, 5.420%, 9/15/2047, 144A(c)	1,236,673
2,125,000	Morgan Stanley Capital I, Series 2011-C2, Class E, 5.493%, 6/15/2044, 144A(c)	1,997,557
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.760%, 4/12/2049(c)	1,406,743
5,175,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A(b)(c)	5,073,839

		40,558,621

	Construction Machinery – 1.3%
17,660,000	Caterpillar Financial Services Corp., MTN, 0.502%, 2/26/2016(b)(c)	17,669,536

	Consumer Cyclical Services – 0.2%
3,025,000	ServiceMaster Co. (The), 7.000%, 8/15/2020(b)	2,858,625

	Diversified Manufacturing – 0.7%
3,000,000	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 5/15/2019, 144A(b)	3,277,500
7,860,000	Ottawa Holdings Pte Ltd., 5.875%, 5/16/2018, 144A(b)	6,170,100

		9,447,600

	Electric – 0.5%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)	1,769,238
5,150,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	5,210,842

		6,980,080

	Entertainment – 0.0%
611,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	633,913

	Financial Other – 0.4%
1,625,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	1,615,833
2,390,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	2,522,796
1,200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	1,032,000

		5,170,629

	Food & Beverage – 1.8%
800,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	708,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Food & Beverage – continued
$3,520,000		BRF S.A., 3.950%, 5/22/2023, 144A(b)	$3,027,200
2,945,000		BRF S.A., 5.875%, 6/06/2022, 144A(b)	2,930,275
10,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,861,842
2,300,000		Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	910,640
2,336,000		Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	2,406,080
3,500,000		General Mills, Inc., Series FRN, 0.564%, 1/29/2016(b)(c)	3,502,562
4,435,000		Hawk Acquisition Sub, Inc., 4.250%, 10/15/2020, 144A(b)	4,229,881
810,000		KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	822,150
960,000		Sun Merger Sub, Inc., 5.250%, 8/01/2018, 144A	984,000

			23,382,630

		Gaming – 0.2%
3,251,000		PNK Finance Corp., 6.375%, 8/01/2021, 144A(b)	3,316,020

		Government Owned - No Guarantee – 1.7%
8,000,000		Gazprom Neft OAO Via GPN Capital S.A., 4.375%, 9/19/2022, 144A(b)	7,360,000
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	5,593,775
9,715,000		Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 3/06/2022, 144A(b)	8,962,088

			21,915,863

		Government Sponsored – 0.3%
1,410,000		EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,330,562
2,275,000		Eksportfinans ASA, 2.000%, 9/15/2015	2,218,125
55,000		Eksportfinans ASA, 2.375%, 5/25/2016	53,213

			3,601,900

		Healthcare – 0.9%
10,900,000		Baxter International, Inc., 0.426%, 12/11/2014(b)(c)	10,904,327
450,000		Owens & Minor, Inc., 6.350%, 4/15/2016	487,378

			11,391,705

		Home Construction – 0.0%
1,920,000		Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(e)	460,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 1.1%
$670,000	Halcon Resources Corp., 8.875%, 5/15/2021	$686,750
1,575,000	Halcon Resources Corp., 9.250%, 2/15/2022, 144A	1,638,000
2,660,000	Halcon Resources Corp., 9.750%, 7/15/2020(b)	2,812,950
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(f)	1,193,600
5,575,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(b)	892,000
4,670,000	SandRidge Energy, Inc., 7.500%, 2/15/2023(b)	4,623,300
3,080,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	3,087,700

		14,934,300

	Life Insurance – 1.9%
8,600,000	Assicurazioni Generali S.p.A., EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(b)	12,565,275
9,263,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)(p)	8,904,059
3,300,000	MetLife Capital Trust IV, 7.875%, 12/15/2067, 144A(b)	3,712,500

		25,181,834

	Local Authorities – 1.1%
11,978,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)(b)	14,294,150

	Lodging – 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022	2,184,938
1,050,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	971,928

		3,156,866

	Media Non-Cable – 1.3%
8,095,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014(b)	7,953,337
3,695,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A(b)	3,454,825
745,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	772,938
5,355,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A(b)	5,542,425

		17,723,525

	Metals & Mining – 2.3%
5,700,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A(b)	5,300,589

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$2,940,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022(b)	$2,478,320
11,100,000	Glencore Funding LLC, 4.125%, 5/30/2023, 144A(b)	10,268,244
5,455,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A(b)	4,522,866
2,020,000	Plains Exploration & Production Co., 6.750%, 2/01/2022	2,161,982
6,815,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A(b)	5,929,050

		30,661,051

	Non-Captive Consumer – 0.6%
6,415,000	Springleaf Finance Corp., 6.000%, 6/01/2020, 144A(b)	6,158,400
1,834,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	1,870,680

		8,029,080

	Non-Captive Diversified – 0.4%
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(b)(p)	5,111,250

	Oil Field Services – 1.3%
1,465,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	1,465,000
2,900,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(b)	3,074,000
10,200,000	Lukoil International Finance BV, 4.563%, 4/24/2023, 144A(b)	9,488,550
3,544,600	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023, 144A(b)	3,385,093

		17,412,643

	Pharmaceuticals – 0.8%
9,125,000	Mallinckrodt International Finance S.A., 4.750%, 4/15/2023, 144A(b)	8,676,096
2,085,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	2,168,400

		10,844,496

	Pipelines – 0.3%
3,825,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A(b)	4,019,176

	Retailers – 0.6%
5,530,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/2017(b)	5,792,675
1,697,000	William Carter Co. (The), 5.250%, 8/15/2021, 144A	1,697,000

		7,489,675

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Sovereigns – 0.2%
7,091,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$2,890,727

		Supermarkets – 0.4%
5,073,000		SUPERVALU, Inc., 6.750%, 6/01/2021, 144A(b)	4,819,350

		Technology – 0.9%
3,840,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(b)	3,244,800
1,805,000		Broadridge Financial Solutions, Inc., 3.950%, 9/01/2020	1,822,640
4,900,000		Jabil Circuit, Inc., 4.700%, 9/15/2022(b)	4,691,750
2,650,000		VeriSign, Inc., 4.625%, 5/01/2023, 144A	2,491,000

			12,250,190

		Textile – 0.1%
1,080,000		Phillips-Van Heusen Corp., 7.750%, 11/15/2023	1,251,300

		Treasuries – 5.4%
4,150,000,000		Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(b)	8,324,666
696,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	5,561,497
465,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(b)	3,678,162
4,043,800	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)(b)	32,830,701
325,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(b)	2,881,145
130,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,135,308
2,890,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)(b)	3,257,875
5,460,000		Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)(b)	6,655,294
72,280,523		Uruguay Government International Bond, 4.250%, 4/05/2027, (UYU)(b)	3,472,556
70,212,063		Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)(b)	3,423,837

			71,221,041

		Wireless – 0.3%
3,440,000		Sprint Corp., 7.250%, 9/15/2021, 144A(b)	3,474,400

		Wirelines – 2.2%
3,000,000		Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A(b)	2,685,000
2,315,000		Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	2,129,800
2,430,000		Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)(b)	3,287,427

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
7,800,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(b)	$3,082,272
7,594,000	Qwest Corp., 7.200%, 11/10/2026(b)	7,597,987
2,800,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,302,868
850,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	789,789
2,237,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	2,153,171
250,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	255,958
525,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	537,580
2,000,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	2,122,794
1,500,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)(b)	2,547,953

		29,492,599

	Total Non-Convertible Bonds (Identified Cost $820,547,559)	801,482,025

Convertible Bonds – 3.7%
	Automotive – 0.4%
1,610,000	Ford Motor Co., 4.250%, 11/15/2016(b)	3,180,756
755,000	TRW Automotive, Inc., 3.500%, 12/01/2015	1,843,144

		5,023,900

	Independent Energy – 0.4%
425,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	438,812
4,060,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019(b)	4,293,450

		4,732,262

	Metals & Mining – 0.3%
2,515,000	Peabody Energy Corp., 4.750%, 12/15/2066	2,018,288
1,840,000	United States Steel Corp., 2.750%, 4/01/2019	2,036,650

		4,054,938

	Oil Field Services – 0.2%
2,210,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	2,856,425

	Pharmaceuticals – 0.6%
2,210,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016(b)	6,118,937
750,000	Mylan, Inc., 3.750%, 9/15/2015	2,173,594

		8,292,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Retailers – 0.5%
$4,430,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	$4,637,656
1,603,000	priceline.com, Inc., 1.000%, 3/15/2018	2,059,855

		6,697,511

	Technology – 1.3%
1,330,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,959,256
1,440,000	EMC Corp., Series B, 1.750%, 12/01/2013	2,301,300
2,085,000	Intel Corp., 3.250%, 8/01/2039	2,581,491
2,320,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032(b)	4,399,300
1,825,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,844,391
1,675,000	SanDisk Corp., 1.500%, 8/15/2017	2,215,187
1,015,000	Xilinx, Inc., 2.625%, 6/15/2017	1,646,838

		16,947,763

	Total Convertible Bonds (Identified Cost $43,454,287)	48,605,330

	Total Bonds and Notes (Identified Cost $864,001,846)	850,087,355

Senior Loans – 15.4%
	Aerospace & Defense – 0.1%
645,125	Sequa Corporation, New Term Loan B, 5.250%, 12/19/2017(c)	646,738
582,598	Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/2019(c)	591,336
697,244	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(c)	693,646

		1,931,720

	Airlines – 0.2%
2,846,000	US Airways Group, Inc., Term Loan B1, 4.250%, 5/23/2019(c)	2,825,680

	Automotive – 0.7%
667,600	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(c)	667,600
4,099,033	Chrysler Group LLC, New Term Loan B, 4.250%, 5/24/2017(c)	4,123,627
1,163,000	Navistar International Corporation, Term Loan B, 5.750%, 8/17/2017(c)	1,176,444
2,577,050	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(c)	2,601,223
230,670	Transtar Holding Company, 1st Lien Term Loan, 5.500%, 10/09/2018(c)	231,438

		8,800,332

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Banking – 0.1%
$1,925,089	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.429%, 6/30/2017(c)	$1,897,021

	Building Materials – 0.4%
1,822,000	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	1,806,513
1,123,000	Quikrete Holdings, Inc., 1st Lien Term Loan, 9/25/2020(g)	1,122,001
2,825,765	Wilsonart International Holdings LLC, Term Loan B, 4.000%, 10/31/2019(c)	2,790,443

		5,718,957

	Chemicals – 1.0%
577,280	Allnex USA, Inc., USD Term Loan B1, 4.500%, 10/03/2019(c)	576,922
299,523	Allnex USA, Inc., USD Term Loan B2, 4.500%, 10/03/2019(c)	299,337
1,623,930	Arysta LifeScience Corporation, 1st Lien Term Loan, 4.500%, 5/29/2020(c)	1,619,188
3,272,419	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(c)	3,096,527
1,197,000	MacDermid, Inc., 1st Lien Term Loan, 4.000%, 6/08/2020(c)	1,191,015
656,582	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(c)	641,809
396,271	OCI Beaumont LLC, Term Loan B1, 6.250%, 8/20/2019(c)	396,271
744,990	OCI Beaumont LLC, Term Loan B2, 6.250%, 8/20/2019(c)	744,990
1,238,640	Taminco Global Chemical Corporation, USD Term Loan B2, 4.250%, 2/15/2019(c)	1,242,765
735,158	Tata Chemicals North America, Inc., Term Loan B, 3.750%, 8/07/2020(c)	732,400
3,336,438	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(c)	3,212,156

		13,753,380

	Consumer Cyclical Services – 0.1%
92,239	Instant Web, Inc., Delayed Draw Term Loan, 3.554%, 8/07/2014(c)	73,791
879,342	Instant Web, Inc., Term Loan B, 3.554%, 8/07/2014(c)	703,474
623,000	Spin Holdco, Inc., New Term Loan B, 4.253%, 11/14/2019(h)	620,664

		1,397,929

	Consumer Products – 0.5%
1,070,000	Jarden Corporation, Add-On Term Loan B1, 9/30/2020(g)	1,068,138
961,733	Serta/Simmons Holdings LLC, Term Loan, 5.000%, 10/01/2019(c)	962,588
2,296,944	SRAM LLC, New Term Loan B, 4.024%, 4/10/2020(h)	2,256,748
2,831,292	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(c)	2,802,272

		7,089,746

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Diversified Manufacturing – 0.3%
$598,478	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	$598,478
1,208,925	Doncasters Finance US LLC, USD Term Loan, 5.500%, 4/09/2020(c)	1,211,947
2,093,330	Edwards (Cayman Islands II) Limited, New Term Loan B, 4.750%, 3/26/2020(c)	2,091,760

		3,902,185

	Electric – 0.5%
1,846,373	Calpine Construction Finance Company LP, Original Term Loan B1, 3.000%, 5/04/2020(c)	1,802,983
618,750	Calpine Corporation, Term Loan B3, 4.000%, 10/09/2019(c)	618,286
1,183,879	Dynegy Holdings, Inc., Term Loan B2, 4.000%, 4/23/2020(c)	1,180,031
2,800,925	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(c)	2,780,142

		6,381,442

	Entertainment – 0.2%
1,925,000	Kasima LLC, New Term Loan B, 3.250%, 5/17/2021(c)	1,906,963
881,321	WMG Acquisition Corp., New Term Loan, 3.750%, 7/01/2020(c)	876,640

		2,783,603

	Environmental – 0.1%
977,000	Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 7/20/2020(c)	978,837

	Financial Other – 0.3%
1,091,265	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(c)	1,093,993
704,685	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(c)	709,089
2,535,000	Triple Point Technology, Inc., 2nd Lien Term Loan, 9.250%, 7/09/2021(c)	2,395,575

		4,198,657

	Food & Beverage – 1.4%
6,575,000	Del Monte Foods Company, Term Loan, 4.000%, 3/08/2018(c)	6,543,769
797,990	Dole Food Company, Inc., New Term Loan, 3.753%, 4/01/2020(h)	796,849
2,840,000	DS Waters of America, Inc., New Term Loan, 5.250%, 8/19/2020(c)	2,859,539
2,622,428	H.J. Heinz Company, Term Loan B2, 3.500%, 6/05/2020(c)	2,628,092
1,628,000	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(c)	1,667,349
723,365	Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 4/29/2020(c)	716,312
2,844,870	US Foods, Inc., Refi Term Loan, 4.500%, 3/29/2019(c)	2,825,325

		18,037,235

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Gaming – 0.1%
$1,350,000	Boyd Gaming Corporation, Term Loan B, 4.000%, 8/14/2020(c)	$1,346,288

	Healthcare – 0.6%
2,438,888	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(c)	2,455,106
3,185,000	Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 8/14/2020(c)	3,161,112
265,000	TriZetto Group, Inc. (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(c)	229,225
1,282,023	TriZetto Group, Inc. (The), Term Loan B, 4.750%, 5/02/2018(c)	1,187,153
396,010	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 4/03/2019(c)	397,250

		7,429,846

	Independent Energy – 0.1%
1,221,000	Fieldwood Energy LLC, 1st Lien Term Loan, 9/28/2018(g)	1,218,460

	Industrial Other – 1.7%
1,104,450	Apex Tool Group LLC, Term Loan B, 4.500%, 1/31/2020(c)	1,105,146
276,755	Belden, Inc., Term Loan B, 10/02/2020(g)	276,755
239,516	Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/2018(c)	240,115
997,984	Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/2018(c)	1,000,479
39,383	CeramTec Acquisition Corporation, USD Term Loan B2, 4.250%, 8/28/2020(c)	39,448
399,963	Faenza Acquisition GmbH, USD Term Loan B1, 4.250%, 8/31/2020(c)	400,630
121,655	Faenza Acquisition GmbH, USD Term Loan B3, 4.250%, 8/28/2020(c)	121,858
4,000,000	Gardner Denver, Inc., USD Term Loan, 4.250%, 7/30/2020(c)	3,957,280
2,840,000	Generac Power Systems, Inc., Term Loan B, 3.500%, 5/29/2020(c)	2,823,670
1,617,000	MEI Conlux Holdings (US), Inc., Term Loan B, 5.000%, 8/21/2020(c)	1,616,321
550,838	Mirror Bidco Corp., USD Term Loan, 5.250%, 12/27/2019(c)	552,672
1,990,000	Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 9/24/2018(g)	1,993,323
1,955,046	Pinnacle Operating Corp., Term Loan, 4.750%, 11/06/2018(c)	1,957,490
6,563,467	Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/2019(c)	6,497,833
361,939	WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/2019(c)	362,663

		22,945,683

	Lodging – 0.3%
3,423,902	Hilton Worldwide Finance LLC, USD Term Loan B2, 10/26/2020(g)	3,417,670

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Cable – 0.8%
$1,963,080	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(c)	$1,939,601
1,305,728	Charter Communications Operating LLC, Term Loan F, 3.000%, 1/04/2021(c)	1,290,490
2,847,863	CSC Holdings, Inc., New Term Loan B, 2.679%, 4/17/2020(c)	2,812,663
671,000	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(c)	687,775
3,295,000	Virgin Media Investment Holdings Limited, USD Term Loan B, 3.500%, 6/08/2020(c)	3,273,484

		10,004,013

	Media Non-Cable – 0.2%
1,255,000	Activision Blizzard, Inc., Term Loan B, 9/11/2020(g)	1,252,904
1,132,443	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(c)	1,013,253

		2,266,157

	Metals & Mining – 1.0%
2,804,670	FMG Resources (August 2006) Pty Ltd., Term Loan, 5.250%, 10/18/2017(c)	2,811,177
1,358,733	Metal Services LLC, Term Loan, 7.750%, 6/30/2017(c)	1,365,526
116,708	Murray Energy Corporation, New Term Loan B, 4.750%, 5/24/2019(c)	116,374
5,793,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 12/31/2013(c)	5,822,719
2,290,000	Peabody Energy Corporation, Term Loan B, 4.250%, 9/24/2020(c)	2,263,757
558,777	Tube City IMS Corporation, Term Loan, 6.000%, 3/20/2019(c)	558,777

		12,938,330

	Non-Captive Consumer – 0.1%
785,111	Springleaf Financial Funding Company, Term Loan, 5.500%, 5/10/2017(c)	785,276

	Oil Field Services – 0.2%
1,450,365	Pacific Drilling S.A., Term Loan B, 4.500%, 6/04/2018(c)	1,455,078
340,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	341,700
648,375	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(c)	653,238

		2,450,016

	Other Utility – 0.0%
459,848	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	452,375
55,000	Power Team Services LLC, Delayed Draw Term Loan(i)	54,106

		506,481

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Packaging – 0.2%
$1,720,000	Berlin Packaging LLC, 1st Lien Term Loan, 4.750%, 4/02/2019(c)	$1,719,278
1,077,300	Pact Group (USA), Inc., USD Term Loan B, 3.750%, 5/29/2020(c)	1,058,447

		2,777,725

	Pharmaceuticals – 0.4%
2,378,933	inVentiv Health, Inc., Combined Term Loan, 7.500%, 8/04/2016(c)	2,289,723
1,526,612	Quintiles Transnational Corp., New Term Loan B, 4.000%, 6/08/2018(c)	1,527,086
2,024,700	Valeant Pharmaceuticals International, Inc., Term Loan E, 4.500%, 8/05/2020(c)	2,034,540

		5,851,349

	Property & Casualty Insurance – 0.2%
1,161,225	AmWINS Group, Inc., New Term Loan, 5.000%, 9/06/2019(c)	1,165,580
330,000	Applied Systems, Inc., 2nd Lien Term Loan, 8.250%, 6/08/2017(c)	331,376
1,115,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 8.250%, 10/16/2020(c)	1,098,275

		2,595,231

	Restaurants – 0.1%
443,571	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	445,789
536,655	Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.500%, 5/14/2020(c)	534,643

		980,432

	Retailers – 0.1%
710,000	Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 7/26/2019(c)	714,139

	Supermarkets – 0.4%
635,000	Acosta, Inc., Term Loan D, 5.000%, 3/02/2018(c)	634,682
1,102,898	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(c)	1,101,520
3,336,980	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(c)	3,324,466

		5,060,668

	Technology – 1.9%
3,096,600	Alcatel-Lucent USA, Inc., Euro Term Loan D, 6.250%, 1/30/2019, (EUR)(c)	4,208,298
7,903,751	Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 1/30/2019(c)	7,955,125
1,868,094	Blackboard, Inc., Term Loan B2, 6.250%, 10/04/2018(c)	1,875,099
1,534,661	BMC Software Finance, Inc., Term Loan, 5.000%, 8/07/2020(c)	1,532,743
3,074,454	BMC Software Finance, Inc., USD Term Loan, 5.000%, 8/07/2020(c)	3,072,917
2,900,000	Dell, Inc., USD Term Loan B, 4/29/2020(g)	2,846,524

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Technology – continued
$470,445	Deltek, Inc., 1st Lien Term Loan, 5.000%, 10/10/2018(c)	$470,798
1,006,395	NXP B.V., Term Loan C, 4.750%, 1/11/2020(c)	1,014,698
850,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(c)	847,875
452,580	SunGard Data Systems, Inc., Term Loan D, 4.500%, 1/31/2020(c)	457,097
950,225	SunGard Data Systems, Inc., Term Loan E, 4.000%, 3/09/2020(c)	951,812
323,375	Verint Systems, Inc., New Term Loan B, 4.000%, 9/06/2019(c)	324,102

		25,557,088

	Transportation Services – 0.0%
514,115	FleetPride Corporation, 1st Lien Term Loan, 5.250%, 11/19/2019(c)	494,836

	Utility Other – 0.0%
380,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(c)	370,975

	Wireless – 0.6%
1,718,018	Asurion LLC, New Term Loan B1, 5/24/2019(g)	1,700,562
1,424,043	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(c)	1,409,575
932,663	Asurion LLC, New Term Loan B2, 3.500%, 7/08/2020(c)	900,411
3,381,511	Crown Castle International Corporation, New Term Loan, 3.250%, 1/31/2019(c)	3,337,146

		7,347,694

	Wirelines – 0.5%
477,600	Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 2/22/2019(c)	479,988
542,007	Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 8/01/2019(c)	540,923
2,140,810	Level 3 Financing, Inc., New Term Loan B2, 1/15/2020(g)	2,136,357
1,440,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	1,437,293
1,696,748	Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 4/13/2020(c)	1,701,515
814,749	Zayo Group LLC, Term Loan B, 4.500%, 7/02/2019(c)	814,285

		7,110,361

	Total Senior Loans (Identified Cost $204,143,227)	203,865,442

Shares	Description	Value (†)
Preferred Stocks – 4.7%
Convertible Preferred Stocks – 2.7%
	Automotive – 0.3%
72,200	General Motors Co., Series B, 4.750%(b)	$3,620,830

	Banking – 0.2%
2,240	Wells Fargo & Co., Series L, Class A, 7.500%(b)	2,548,022

	Independent Energy – 0.2%
1,500	Chesapeake Energy Corp., Series A, 5.750%, 144A	1,654,688
5,963	SandRidge Energy, Inc., 7.000%	594,809

		2,249,497

	Metals & Mining – 0.6%
128,475	ArcelorMittal, 6.000%	2,760,928
282,067	Cliffs Natural Resources, Inc., 7.000%(b)	5,576,464

		8,337,392

	Non-Captive Diversified – 0.1%
1,388	Bank of America Corp., Series L, 7.250%	1,499,040

	REITs - Diversified – 0.8%
213,072	Weyerhaeuser Co., Series A, 6.375%(b)	11,288,555

	REITs - Healthcare – 0.0%
8,000	Health Care REIT, Inc., Series I, 6.500%	460,400

	REITs - Mortgage – 0.2%
56,286	iStar Financial, Inc., Series J, 4.500%(b)	3,117,119

	Utility Other – 0.3%
34,648	Dominion Resources, Inc., Series B, 6.000%	1,851,935
28,391	Dominion Resources, Inc., Series A, 6.125%	1,514,376

		3,366,311

	Total Convertible Preferred Stocks (Identified Cost $34,835,578)	36,487,166

Non-Convertible Preferred Stocks – 2.0%
	Banking – 1.5%
11,660	Ally Financial, Inc., Series G, 7.000%, 144A(b)	11,141,130
148,056	Capital One Financial Corp., Series B, 6.000%(b)	3,240,946
247,273	SunTrust Banks, Inc., 5.875%(b)	5,355,933

		19,738,009

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Media Cable – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b)	$3,999,600

	Non-Captive Diversified – 0.2%
102,000	Montpelier Re Holdings Ltd., 8.875%(b)	2,652,000

	Total Non-Convertible Preferred Stocks (Identified Cost $27,537,054)	26,389,609

	Total Preferred Stocks (Identified Cost $62,372,632)	62,876,775

Common Stocks – 3.7%
	Chemicals – 0.5%
82,634	Dow Chemical Co. (The)	3,173,146
24,216	Rockwood Holdings, Inc.	1,620,050
54,452	Tronox Ltd., Class A	1,332,440

		6,125,636

	Commercial Banks – 0.1%
18,731	HSBC Holdings PLC, Sponsored ADR	1,016,344

	Diversified Financial Services – 0.2%
39,821	JPMorgan Chase & Co.	2,058,348

	Diversified Telecommunication Services – 0.5%
58,003	AT&T, Inc.	1,961,661
87,030	Deutsche Telekom AG, Sponsored ADR	1,270,638
35,730	Orange S.A., Sponsored ADR	446,982
83,776	Telefonica S.A., Sponsored ADR(f)	1,296,853
43,618	Verizon Communications, Inc.	2,035,216

		7,011,350

	Food & Staples Retailing – 0.2%
32,945	CVS Caremark Corp.	1,869,629
13,873	Wal-Mart Stores, Inc.	1,026,047

		2,895,676

	Industrial Conglomerates – 0.1%
5,425	Siemens AG, Sponsored ADR	653,767

	Machinery – 0.1%
76,802	Komatsu Ltd., Sponsored ADR	1,925,426

	Office Electronics – 0.0%
12,269	Canon, Inc., Sponsored ADR	392,608

	Oil, Gas & Consumable Fuels – 0.6%
16,420	Chevron Corp.	1,995,030
17,200	ExxonMobil Corp.	1,479,888
21,700	Royal Dutch Shell PLC, ADR	1,425,256
39,804	Statoil ASA, Sponsored ADR	902,755
40,268	Total S.A., Sponsored ADR	2,332,322

		8,135,251

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.5%
28,438	Bayer AG, Sponsored ADR	$3,353,978
10,500	GlaxoSmithKline PLC, Sponsored ADR	526,785
48,626	Pfizer, Inc.	1,396,052
36,223	Sanofi, ADR	1,833,971

		7,110,786

	Semiconductors & Semiconductor Equipment – 0.3%
19,771	KLA-Tencor Corp.	1,203,065
65,920	Texas Instruments, Inc.	2,654,599

		3,857,664

	Software – 0.0%
16,290	Microsoft Corp.	542,620

	Tobacco – 0.2%
29,055	Altria Group, Inc.	998,039
9,290	British American Tobacco PLC, Sponsored ADR	976,843
5,330	Philip Morris International, Inc.	461,525

		2,436,407

	Trading Companies & Distributors – 0.2%
26,589	Mitsubishi Corp., Sponsored ADR	1,074,196
3,235	Mitsui & Co. Ltd., Sponsored ADR	943,002

		2,017,198

	Wireless Telecommunication Services – 0.2%
75,054	Vodafone Group PLC, Sponsored ADR	2,640,400

	Total Common Stocks (Identified Cost $45,791,509)	48,819,481

Notional Amount/ Shares (†††)
Purchased Swaptions – 0.4%
	Interest Rate Swaptions – 0.4%
$125,000,000	1-year Interest Rate Swap Put, expiring 9/15/2014, Pay 3-month LIBOR, Receive 0.843%(j)(k)	451,375
83,500,000	5-year Interest Rate Swap Put, expiring 10/03/2013, Pay 3-month LIBOR, Receive 1.171%(j)(k)	—
114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.518%, Receive 3-month LIBOR(j)(k)	5,069,373

	Total Purchased Swaptions (Identified Cost $6,711,835)	5,520,748

Purchased Options – 0.0%
	Options on Securities – 0.0%
474,700	iShares MSCI EAFE ETF, Put expiring October 19, 2013 at 60(l)	94,940
355,000	iShares MSCI Emerging Markets ETF, Put expiring October 19, 2013 at 39(l)	106,500
97,200	SPDR® S&P 500® ETF Trust, Put expiring October 19, 2013 at 165(l)	118,098

	Total Purchased Options (Identified Cost $1,385,975)	319,538

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 10.2%
$2,870,578	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2013 at 0.000% to be repurchased at $2,870,578 on 10/01/2013 collateralized by $3,245,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $3,015,176 including accrued interest(m)	$2,870,578
70,014,881	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $70,014,881 on 10/01/2013 collateralized by $68,420,000 U.S. Treasury Note, 2.125% due 12/31/2015 valued at $71,418,712 including accrued interest(m)	70,014,881
9,800,000	U.S. Treasury Bills, 0.021% - 0.053%, 2/27/2014(n)(o)	9,799,598
52,600,000	U.S. Treasury Bills, 0.106%, 8/21/2014(b)(o)	52,564,495

	Total Short-Term Investments (Identified Cost $135,234,351)	135,249,552

	Total Investments – 98.5% (Identified Cost $1,319,641,375)(a)	1,306,738,891
	Other assets less liabilities – 1.5%	20,121,687

	Net Assets – 100.0%	$1,326,860,578

Notional Amount/ Shares (†††)
Written Swaptions – (0.2%)
	Interest Rate Swaptions – (0.2%)
$83,500,000	5-year Interest Rate Swap Put, expiring 10/03/2013, Pay 0.880%, Receive 3-month LIBOR(j)(k)	$—
114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 4.018%(j)(k)	(3,229,244)

	Total Written Swaptions (Premiums Received $3,965,333)	$(3,229,244)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price.

Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts and centrally cleared credit default swap agreements are valued at their most recent settlement price.

Bilateral credit default swap agreements and options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Credit default swap agreements are valued based on mid prices (between the bid and ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Other exchange-traded options are valued at the average of the closing bid and asked quotations.

Options on futures contracts are valued using the current settlement price.

Currency options are priced at the mid price (between the ask price and the bid price) supplied by an independent pricing service, if available.

Over-the-counter option contracts (including currency options not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. These prices will be either the bid for a long transaction or the ask for a short transaction. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on securities are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2013, the net unrealized depreciation on investments based on a cost of $1,322,404,727 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,509,171
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,175,007)

Net unrealized depreciation	$(15,665,836)

At December 31, 2012, the Fund had a short-term capital loss carryforward of $10,720,475 with no expiration date and a long-term capital loss carryforward of $8,325,319 with no expiration date. At December 31, 2012, post-October capital loss deferrals were $2,564,877. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements or interest rate swaptions.
(c)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.

(g)	Position is unsettled. Contract rate was not determined at September 30, 2013 and does not take effect until settlement date.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2013.
(i)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower.
(j)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over- the- counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(k)	Counterparty is Citibank, N.A.
(l)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enter into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(n)	A portion of this security has been pledged as collateral for open forward foreign currency contracts or swap agreements, and as initial margin for open futures contracts.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Perpetual bond with no specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of Rule 144A holdings amounted to $395,039,278 or 29.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SPDR	Standard &Poor’s Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

CLP	Chilean Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
UYU	Uruguayan Peso

Swap Agreements

The Fund and the Subsidiary may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2013, the Fund had the following open bilateral credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
Bank of America, N.A.	CDX.NA.EM Series 20, 5-Year	(5.00%)	12/20/2018	$33,875,000	$(3,150,375)	$(3,255,245)	$(104,870)	$(51,753)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	3,000,000	(14,338)	(45,806)	(31,468)	(917)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	5,075,000	(33,962)	(77,490)	(43,528)	(1,551)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	1,000,000	(8,165)	(15,269)	(7,104)	(306)
Bank of America, N.A.	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	3,100,000	(14,023)	(38,022)	(23,999)	(947)
Bank of America, N.A.	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	7,000,000	(85,940)	(85,856)	84	(2,139)

Bank of America, N.A.	Electricite de France	(1.00%)	12/20/2017	3,700,000	*	10,112	(79,381)	(89,493)	(1,528)
Bank of America, N.A.	Iberdrola Finanzas SAU	(1.00%)	9/20/2018	4,500,000	*	318,838	182,238	(136,600)	(1,858)
Bank of America, N.A.	iTraxx Europe Crossover Series 18, 5-Year	(5.00%)	12/20/2017	3,875,000	*	82,893	(340,022)	(422,915)	(8,000)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	550,000	*	(57,194)	(96,911)	(39,717)	(1,135)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	500,000	*	(51,361)	(88,101)	(36,740)	(1,032)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	450,000	*	(49,301)	(79,291)	(29,990)	(929)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	1,500,000	*	(145,562)	(264,302)	(118,740)	(3,097)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	1,180,000	*	(157,622)	(207,917)	(50,295)	(2,436)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	5,000,000	*	(717,687)	(881,007)	(163,320)	(10,322)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 19, 5-Year	(5.00%)	6/20/2018	6,500,000	*	(893,551)	(1,186,808)	(293,257)	(13,419)
Bank of America, N.A.	Russian Foreign Bond	(1.00%)	12/20/2018	11,000,000		352,804	411,540	58,736	(3,667)
Bank of America, N.A.	Textron Financial Corp.	(1.00%)	3/20/2017	975,000		(20,772)	(22,842)	(2,070)	(298)
Bank of America, N.A.	Textron Financial Corp.	(1.00%)	6/20/2017	1,250,000		(27,480)	(29,455)	(1,975)	(382)
Credit Suisse International	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	9,000,000		(74,630)	(137,420)	(62,790)	(2,750)
Credit Suisse International	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	3,300,000		(13,426)	(40,475)	(27,049)	(1,008)
Credit Suisse International	HJ Heinz Co.	(1.00%)	3/20/2018	7,650,000		222,119	64,825	(157,294)	(2,338)
Credit Suisse International	Intesa Sanpaolo S.p.A., GMTN	(3.00%)	12/20/2018	3,450,000	*	(25,594)	(33,660)	(8,066)	(4,278)
Credit Suisse International	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	4,400,000	*	(384,482)	(775,286)	(390,804)	(9,084)
Credit Suisse International	UniCredit S.p.A., EMTN	(5.00%)	12/20/2018	3,700,000	*	(118,875)	(157,481)	(38,606)	(7,647)
Deutsche Bank AG	Russian Foreign Bond	(1.00%)	12/20/2018	16,900,000		542,034	632,275	90,241	(5,633)
Morgan Stanley Capital Services Inc.	Textron Financial Corp.	(1.00%)	3/20/2017	2,000,000		(40,492)	(46,856)	(6,364)	(611)
Morgan Stanley Capital Services Inc.	Textron Financial Corp.	(1.00%)	3/20/2017	1,300,000		(26,383)	(30,456)	(4,073)	(397)

Total							$(6,724,481)	$(2,142,066)	$(139,462)

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
Bank of America, N.A.	International Lease Finance Corp.	5.00%	9/20/2018	3.20%	$3,275,000	$222,788	$258,801	$36,013	$5,003
Credit Suisse International	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	5.00%	6/20/2015	41.63%	3,900,000	(318,398)	(1,440,502)	(1,122,104)	5,958
Credit Suisse International	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	5.00%	6/20/2015	56.55%	5,300,000	(459,717)	(1,620,575)	(1,160,858)	8,097

Total							$(2,802,276)	$(2,246,949)	$19,058

At September 30, 2013, the Fund had the following open centrally cleared credit default swap agreements:

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
CDX.NA.HY Series 21, 5-Year	(5.00%)	12/20/2018	$65,375,000	$(2,916,379)	$(137,941)	$(99,878)
CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	4,900,000	(59,374)	(22,784)	(1,497)
CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	12,000,000	(145,405)	(20,306)	(3,667)
CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	92,500,000	(1,120,833)	(580,265)	(28,264)
CDX.NA.HY Series 21, 5-Year	(5.00%)	12/20/2018	25,000,000	(1,115,235)	(52,735)	(38,194)

Total				$(5,357,226)	$(814,031)	$(171,500)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	10/15/2013	Australian Dollar	14,200,000	$13,235,869	$59,873
Sell[1]	10/15/2013	Australian Dollar	14,200,000	13,235,868	49,297
Sell[1]	10/28/2013	Brazilian Real	47,600,000	21,345,204	136,879
Sell[1]	12/04/2013	British Pound	1,495,000	2,419,119	(107,206)
Buy[2]	10/07/2013	Chilean Peso	4,000,000,000	7,919,438	(40,761)
Sell[2]	10/07/2013	Chilean Peso	3,900,000,000	7,721,452	15,108
Sell[2]	10/07/2013	Chilean Peso	6,750,000,000	13,364,051	(152,072)
Buy[1]	10/01/2013	Euro	8,930,000	12,080,955	(5,800)
Buy[3]	10/16/2013	Euro	1,380,000	1,866,998	23,293
Buy[2]	10/18/2013	Euro	685,000	926,739	(415)
Sell[1]	10/01/2013	Euro	8,930,000	12,080,955	(178,158)
Sell[1]	10/08/2013	Euro	3,155,000	4,268,306	(98,532)
Sell[1]	10/09/2013	Euro	9,845,000	13,319,042	(393,367)
Sell[1]	10/15/2013	Euro	4,265,000	5,770,092	(115,585)
Sell[3]	10/16/2013	Euro	6,895,000	9,328,226	(149,353)
Sell[1]	10/16/2013	Euro	7,380,000	9,984,381	(159,874)
Sell[1]	10/17/2013	Euro	6,270,000	8,482,686	(133,949)
Sell[2]	10/18/2013	Euro	3,160,000	4,275,176	(71,997)
Sell[2]	10/30/2013	Euro	8,100,000	10,958,845	(19,795)
Sell[1]	11/01/2013	Euro	8,930,000	12,081,848	5,774
Buy[1]	10/15/2013	Japanese Yen	2,600,000,000	26,452,908	(9,334)
Sell[1]	10/15/2013	Japanese Yen	2,600,000,000	26,452,908	(531,580)
Buy[2]	10/03/2013	Malaysian Ringgit	43,300,000	13,283,363	7,263
Sell[2]	10/03/2013	Malaysian Ringgit	43,300,000	13,283,363	(193,883)
Sell[1]	10/28/2013	Mexican Peso	173,700,000	13,241,247	194,706
Sell[3]	10/03/2013	New Zealand Dollar	8,860,000	7,358,175	(499,029)
Buy[2]	10/03/2013	Philippine Peso	580,000,000	13,321,327	308,089
Buy[2]	11/04/2013	Philippine Peso	580,000,000	13,325,216	(8,118)
Sell[2]	10/03/2013	Philippine Peso	580,000,000	13,321,327	(21,625)
Buy[1]	10/09/2013	Polish Zloty	42,200,000	13,507,654	328,392
Sell[1]	10/09/2013	Polish Zloty	42,200,000	13,507,654	(643,958)
Sell[1]	12/13/2013	Swiss Franc	990,000	1,095,367	(31,007)
Buy[1]	10/01/2013	Turkish Lira	13,200,000	6,534,492	45,135
Sell[1]	10/01/2013	Turkish Lira	13,200,000	6,534,492	(131,387)

Total					$(2,522,976)

At September 30, 2013, the Fund had the following open forward foreign cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency[1]		Unrealized Appreciation (Depreciation)
10/28/2013	Euro	9,833,204	Norwegian Krone	80,000,000	$(12,553)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Deutsche Bank AG.
[3]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Nikkei 225™	12/12/2013	13	$1,912,407	$(47,678)

At September 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/20/2013	575	$48,136,125	$214,239
Euro STOXX 50®	12/20/2013	175	6,815,999	(12,233)
Ultra Long U.S. Treasury Bond	12/19/2013	145	20,603,594	(137,336)
10 Year U.S. Treasury Note	12/19/2013	794	100,354,156	(2,248,359)
30 Year U.S. Treasury Bond	12/19/2013	32	4,268,000	(51,308)

Total				$(2,234,997)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$1,812,241	$1,850,645	(a)	$3,662,886
Airlines	—	6,395,529	26,492,278	(a)	32,887,807
Commercial Mortgage-Backed Securities	—	38,257,865	2,300,756	(a)	40,558,621
All Other Non-Convertible Bonds*	—	724,372,711	—		724,372,711

Total Non-Convertible Bonds	—	770,838,346	30,643,679		801,482,025

Convertible Bonds*	—	48,605,330	—		48,605,330

Total Bonds and Notes	—	819,443,676	30,643,679		850,087,355

Senior Loans*	—	203,865,442	—		203,865,442
Preferred Stocks
Convertible Preferred Stocks*	36,487,166	—	—		36,487,166
Non-Convertible Preferred Stocks*	22,390,009	3,999,600	—		26,389,609

Total Preferred Stocks	58,877,175	3,999,600	—		62,876,775

Common Stocks*	48,819,481	—	—		48,819,481
Purchased Swaptions*	—	5,520,748	—		5,520,748
Purchased Options*	319,538	—	—		319,538
Short-Term Investments	—	135,249,552	—		135,249,552

Total Investments	108,016,194	1,168,079,018	30,643,679		1,306,738,891

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	185,074	—		185,074
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,173,809	—		1,173,809
Futures Contracts (unrealized appreciation)	214,239	—	—		214,239

Total	$108,230,433	$1,169,437,901	$30,643,679		$1,308,312,013

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(3,229,244)	$—	$(3,229,244)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(4,574,089)	—	(4,574,089)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(814,031)	—	(814,031)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,709,338)	—	(3,709,338)
Futures Contracts (unrealized depreciation)	(2,496,914)	—	—	(2,496,914)

Total	$(2,496,914)	$(12,326,702)	$—	$(14,823,616)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

Preferred stocks valued at $3,875,972 were transferred from Level 2 to Level 1 during the period ended September 30, 2013. At September 30, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012 and/or September 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$4,474	$(39,631)	$—	$(647,580)	$2,533,382	$—	$1,850,645	$(39,631)
Airlines	—	1,090	(31,667)	(807,242)	11,807,737	(598,124)	16,120,484	—	26,492,278	(807,242)
Commercial Mortgage-Backed Securities	—	—	(136)	1,092	2,310,688	(10,888)	—	—	2,300,756	1,092
Treasuries	6,211,796	—	(187,627)	(31,634)	—	(5,992,535)	—	—	—	—

Total	$6,211,796	$1,090	$(214,956)	$(877,415)	$14,118,425	$(7,249,127)	$18,653,866	$—	$30,643,679	$(845,781)

Debt securities valued at $18,653,866 were transferred from Level 2 to Level 3 during the period ended September 30, 2013. At September 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements (including credit default swaps).

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2013, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2013, the Fund engaged in futures contracts for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2013, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended September 30, 2013, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2013, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$5,520,748	$—	$—	$—	$5,520,748
Foreign exchange contracts	—	1,173,809	—	—	1,173,809
Credit contracts	—	—	—	1,549,679	1,549,679

Total over-the-counter asset derivatives	$5,520,748	$1,173,809	$—	$1,549,679	$8,244,236

Exchange traded/centrally cleared asset derivatives
Equity contracts	$319,538	$—	$214,239	$—	$533,777

Total exchange traded/centrally cleared asset derivatives	319,538	—	214,239	—	533,777

Total asset derivatives	$5,840,286	$1,173,809	$214,239	$1,549,679	$8,778,013

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$(3,229,244)	$—	$—	$—	$(3,229,244)
Foreign exchange contracts	—	(3,709,338)	—	—	(3,709,338)
Credit contracts	—	—	—	(11,076,436)	(11,076,436)

Total over-the-counter liability derivatives	$(3,229,244)	$(3,709,338)	$—	$(11,076,436)	$(18,015,018)

Exchange traded/centrally cleared liability derivatives
Interest rate contracts	$—	$—	$(2,437,003)	$—	$(2,437,003)
Credit contracts	—	—	—	(5,357,225)	(5,357,225)
Equity contracts	—	—	(59,911)	—	(59,911)

Total exchange traded/centrally cleared liability derivatives	$—	$—	$(2,496,914)	$(5,357,225)	$(7,854,139)

Total liability derivatives	$(3,229,244)	$(3,709,338)	$(2,496,914)	$(16,433,661)	$(25,869,157)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(5,872,808)	$6,025,887
Morgan Stanley Capital Services, Inc.	(77,312)	—
Bank of America, N.A.	(5,941,146)	9,881,925

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash and/or securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding is $34,557,350 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $28,433,598. These amounts do not take into account collateral received by the Fund in the amount of $1,334,110.

Industry Summary at September 30, 2013 (Unaudited)

ABS Home Equity	9.4%
Banking	8.8
Automotive	5.8
Treasuries	5.4
Metals & Mining	4.2
Technology	4.1
Food & Beverage	3.2
Commercial Mortgage-Backed Securities	3.1
Wirelines	2.7
Airlines	2.7
Chemicals	2.5
Pharmaceuticals	2.3
Other Investments, less than 2% each	34.1
Short-Term Investments	10.2

Total Investments	98.5
Other assets less liabilities (including open written swaptions, swap agreements, forward foreign currency contracts and futures contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.1% of Net Assets
Municipals – 90.1%
	Alaska – 2.3%
$400,000	Anchorage, GO, Schools, Refunding, Series B, (NATL-RE insured, FGIC insured), 5.000%, 9/01/2018	$464,392

	Arizona – 4.0%
300,000	Phoenix Civic Improvement, Corporate Excise Tax Revenue, Series A, 5.000%, 7/01/2024	341,874
400,000	Pima County Sewer System Revenue, Series A, 5.000%, 7/01/2022	463,784

		805,658

	California – 10.6%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	283,880
400,000	Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 4.000%, 4/01/2030(b)	397,132
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	444,782
500,000	Kern High School District, GO, Refunding, 5.000%, 8/01/2023	580,390
400,000	Tehachapi Valley Healthcare District, GO, 5.000%, 11/01/2025	449,488

		2,155,672

	Colorado – 10.4%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033(c)	278,985
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	418,220
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	452,016
400,000	Denver City & County, Airport System Revenue, Series B, 5.000%, 11/15/2029(b)	423,700
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	527,958

		2,100,879

	Connecticut – 4.1%
375,000	Connecticut State Health & Educational Facility Authority Revenue, Yale-New Haven Hospital, Series N, 5.000%, 7/01/2024	426,731
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	413,359

		840,090

	Florida – 8.5%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	540,990
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	269,322

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	$461,888
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	450,944

		1,723,144

	Georgia – 2.9%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	577,325

	Hawaii – 2.2%
400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	446,756

	Illinois – 4.2%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	401,283
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	113,799
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	346,029

		861,111

	Kentucky – 1.6%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 2/01/2018@100, 6.125%, 2/01/2037	332,335
	Massachusetts – 0.8%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	165,443
	Michigan – 2.9%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	597,178

	Minnesota – 3.0%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	279,458
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	335,724

		615,182

	Missouri – 2.7%
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	548,240

	New Jersey – 3.1%
580,000	New Jersey State Transportation Trust Fund Authority Revenue, Prerefunded 06/15/2015@100, Series D, (AGM Insured), 5.000%, 6/15/2019	625,466

Principal Amount	Description	Value (†)
Municipals – continued
	New York – 2.0%
$350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	$395,112
	Ohio – 7.7%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	449,240
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	597,575
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	522,775

		1,569,590

	Pennsylvania – 5.8%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	386,034
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	286,661
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	494,532

		1,167,227

	Texas – 6.4%
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	440,396
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	411,576
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	447,012

		1,298,984

	Utah – 1.4%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	280,695
	Washington – 3.5%
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	447,960
250,000	Spokane County, GO, Limited Tax, Refunding, 4.000%, 12/01/2014	260,713

		708,673

	Total Bonds and Notes (Identified Cost $18,771,178)	18,279,152

Short-Term Investments – 10.4%
2,108,249	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $2,108,249 on 10/01/2013 collateralized by $2,155,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $2,155,000 including accrued interest(d) (Identified Cost $2,108,249)	2,108,249

Description	Value (†)
Total Investments – 100.5% (Identified Cost $20,879,427)(a)	$20,387,401
Other assets less liabilities – (0.5)%	(105,860)

Net Assets – 100.0%	$20,281,541

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized depreciation on investments based on a cost of $20,879,427 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$61,622
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(553,648)

Net unrealized depreciation	$(492,026)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under delayed delivery securities.
(c)	Delayed delivery. The Fund may purchase securities for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

AGM	Assured Guaranty Municipal Corporation

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Company

GO	General Obligation

NATL-RE	National Public Finance Guarantee Corporation

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$18,279,152	$—	$18,279,152
Short-Term Investments	—	2,108,249	—	2,108,249

Total	$—	$20,387,401	$—	$20,387,401

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2013 (Unaudited)

General Obligation	17.2%
Higher Education	15.1
Medical	14.1
Transportation	10.9
General	8.2
Water	7.1
Airport	5.9
School District	5.1
Power	5.1
Utilities	1.4
Short-Term Investments	10.4

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 34.0% of Net Assets
Non-Convertible Bonds – 32.4%
	ABS Home Equity – 0.9%
$396,669	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.123%, 8/25/2046(b)(c)	$247,156

	Airlines – 0.2%
55,000	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026(c)	53,075

	Automotive – 2.9%
500,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023(c)	500,282
275,000	General Motors Co., 4.875%, 10/02/2023, 144A	268,813

		769,095

	Banking – 0.8%
250,000	JPMorgan Chase & Co., Series Q, (fixed rate to 5/01/2023, variable rate thereafter), 5.150%(c)(o)	218,750

	Chemicals – 2.6%
200,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A(c)	195,500
500,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020, 144A(c)	490,000

		685,500

	Construction Machinery – 1.2%
300,000	United Rentals North America, Inc., 7.625%, 4/15/2022(c)	326,250

	Government Owned - No Guarantee – 4.0%
500,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 7/19/2022, 144A(c)	483,125
250,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	228,696
370,000	Petroleos Mexicanos, 4.875%, 1/18/2024(c)	370,000

		1,081,821

	Independent Energy – 0.0%
5,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(c)	5,050

	Life Insurance – 4.2%
250,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(c)(o)	411,808
55,000	ING U.S., Inc., 5.700%, 7/15/2043, 144A(c)	54,591
625,000	MetLife, Inc., Series D, 4.368%, 9/15/2023(c)	653,378

		1,119,777

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – 2.8%
$500,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A(c)	$467,500
175,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A(c)	181,125
100,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A(c)	105,500

		754,125

	Oil Field Services – 1.6%
75,000	Hercules Offshore, Inc., 7.125%, 4/01/2017, 144A(c)	79,781
350,000	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A(c)	358,750

		438,531

	Pharmaceuticals – 0.5%
135,000	Mallinckrodt International Finance S.A., 4.750%, 4/15/2023, 144A(c)	128,359

	Property & Casualty Insurance – 0.6%
175,000	Trinity Acquisition PLC, 6.125%, 8/15/2043(c)	171,071

	Technology – 1.3%
325,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A(c)	342,875

	Wireless – 6.1%
905,000	Sprint Corp., 7.875%, 9/15/2023, 144A(c)	923,100
420,000	Verizon Communications, Inc., 6.400%, 9/15/2033	466,415
250,000	VimpelCom Holdings BV, 5.950%, 2/13/2023, 144A(c)	236,415

		1,625,930

	Wirelines – 2.7%
235,000	Frontier Communications Corp., 9.000%, 8/15/2031(c)	230,300
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)(c)	487,526

		717,826

	Total Non-Convertible Bonds (Identified Cost $8,564,108)	8,685,191

Convertible Bonds – 1.6%
	Independent Energy – 0.8%
190,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019 (c)	200,925

	Technology – 0.8%
195,000	Intel Corp., 2.950%, 12/15/2035 (c)	211,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Total Convertible Bonds (Identified Cost $405,461)	$412,013

	Total Bonds and Notes (Identified Cost $8,969,569)	9,097,204

Senior Loans – 4.7%
	Airlines – 1.6%
$423,798	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	424,484

	Chemicals – 2.2%
180,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	180,225
422,074	Houghton International, Inc., Term Loan B, 4.000%, 12/20/2019(b)	419,259

		599,484

	Financial Other – 0.4%
102,624	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(b)	103,265

	Food & Beverage – 0.5%
129,675	H.J. Heinz Company, Term Loan B2, 3.500%, 6/05/2020(b)	129,955

	Total Senior Loans (Identified Cost $1,254,171)	1,257,188

Shares
Common Stocks – 5.9%
	Automobiles – 1.1%
8,000	General Motors Co.(c)(d)	287,760

	Commercial Banks – 0.7%
168,702	Lloyds Banking Group PLC(d)	200,865

	Computers & Peripherals – 0.3%
156	Apple, Inc.(c)	74,373

	Diversified Financial Services – 0.4%
2,000	Citigroup, Inc.	97,020

	Energy Equipment & Services – 1.2%
3,640	Halliburton Co.	175,266
1,600	Schlumberger Ltd.	141,376

		316,642

	Industrial Conglomerates – 1.1%
12,000	General Electric Co.	286,680

	Oil, Gas & Consumable Fuels – 1.1%
12,404	Cobalt International Energy, Inc.(c)(d)	308,363

	Total Common Stocks (Identified Cost $1,583,542)	1,571,703

Shares	Description	Value (†)
Exchange Traded Funds – 1.7%
7,700	Consumer Discretionary Select Sector SPDR® Fund(c) (Identified Cost $453,785)	$466,851

Units of Currency/Notional Amount (††)
Purchased Options – 0.1%
	Over-the-Counter Options on Currency – 0.1%
1,300,000	EUR Put, expiring April 25, 2014 at 1.3053(e)(f)	15,972
630,000	JPY Call, expiring January 14, 2015 at 88.3000(e)(f)	12,043
315,000	JPY Call, expiring March 12, 2015 at 94.8000(e)(g)	13,149

	Total Purchased Options (Identified Cost $106,334)	41,164

Purchased Swaptions – 0.2%
	Interest Rate Swaptions – 0.2%
230,000,000	7-year Interest Rate Swap Call, expiring 2/08/2016, Pay 1.078%, Receive 6-month LIBOR(JPY)(f)(h)	34,478
190,000,000	10-year Interest Rate Swap Call, expiring 2/10/2014, Pay 1.01%, Receive 6-month LIBOR(JPY)(h)(i)	10,280

	Total Purchased Swaptions (Identified Cost $97,229)	44,758

Principal Amount (‡)
Short-Term Investments – 51.6%
$1,659,589	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2013 at 0.000% to be repurchased at $1,659,589 on 10/01/2013 collateralized by $5,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $4,646; $1,680,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $1,694,043 including accrued interest(c)(j)(k)	1,659,589
7,212,612	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $7,212,612 on 10/01/2013 collateralized by $7,180,000 U.S. Treasury Note, 2.625% due 7/31/2014 valued at $7,359,500 including accrued interest(k)	7,212,612
4,950,000	U.S. Treasury Bills, 0.010%-0.021%, 2/27/2014(c)(j)(l)(m)(n)	4,949,797

	Total Short-Term Investments (Identified Cost $13,821,966)	13,821,998

	Total Investments – 98.2% (Identified Cost $26,286,596)(a)	26,300,866
	Other assets less liabilities – 1.8%	480,468

	Net Assets – 100.0%	$26,781,334

Units of Currency/Notional Amount (††)
Written Options – (0.1%)
	Over-the-Counter Options on Currency – (0.1%)
630,000	JPY Call, expiring January 14, 2015 at 84(e)(f)	(7,597)
315,000	JPY Call, expiring March 12, 2015 at 90(e)(g)	(8,270)

	Total Written Options (Premiums Received $36,426)	$(15,867)

Units of Currency/Notional Amount (††)	Description	Value (†)
Written Swaptions – (0.0%)
	Interest Rate Swaptions – (0.0%)
230,000,000	7-year Interest Rate Swap Call, expiring 2/08/2016, Pay 6-month LIBOR, Receive 1.828% (JPY)(f)(h)	$(15,432)
190,000,000	10-year Interest Rate Swap Call, expiring 2/10/2014, Pay 6-month LIBOR, Receive 1.760% (JPY)(h)(i)	(415)

	Total Written Swaptions (Premiums Received $43,966)	$(15,847)

Consolidation

The Fund invests in commodity-related derivatives through its investment in the Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2013, the value of the Fund’s investment in the Subsidiary was $3,745,524, representing 14.0% of the Fund’s net assets.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price.

Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts and centrally cleared credit default swap agreements are valued at their most recent settlement price.

Bilateral credit default swap agreements and options on interest rate swaps (“interest rate swaptions”) are valued at on mid prices (between the bid and ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Commodity index total return swaps are priced based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or prices from a broker-dealer.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Other exchange-traded options are valued at the average of the closing bid and ask quotations.

Options on futures contracts are valued using the current settlement price.

Currency options are priced at the mid price (between the ask price and the bid price) supplied by an independent pricing service, if available.

Over-the-counter option contracts (including currency options not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. These prices will be either the bid for a long transaction or the ask for a short transaction.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Options on currency are expressed as units of currency. Interest rate swaptions are expressed as notional amount.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $26,288,639 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$284,883
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(272,656)

Net unrealized appreciation	$12,227

At December 31, 2012, the Fund had a short-term capital loss carryforward of $3,284,533 with no expiration date and a long-term capital loss carryforward of $256,137 with no expiration date. At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $23,103. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or interest rate swaptions.
(d)	Non-income producing security.
(e)	The Fund and the Subsidiary may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(f)	Counterparty is Citibank, N.A.
(g)	Counterparty is Credit Suisse AG.
(h)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(i)	Counterparty is Bank of America, N.A.
(j)	A portion of this security is held by Loomis Sayles Multi-Asset Real Return Cayman Fund, Ltd., a wholly-owned subsidiary.

(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	A portion of this security has been pledged as collateral for outstanding options, interest rate swaptions or as initial margin for open futures contracts.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(o)	Perpetual bond with no specific maturity date.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of Rule 144A holdings amounted to $4,315,434 or 16.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
SPDR	Standard & Poor’s Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Swap Agreements

The Fund and the Subsidiary may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2013, the Fund had the following open bilateral credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
Morgan Stanley Capital Services Inc.	France Telecom	(1.00%)	6/20/2017	500,000	*	11,814	$(6,845)	$(18,659)	$(206)
UBS AG	Japan Government	(1.00%)	6/20/2017	1,000,000		(1,323)	(19,941)	(18,618)	(306)
UBS AG	State of Israel	(1.00%)	9/20/2017	1,000,000		20,699	(2,159)	(22,858)	(306)

Total							$(28,945)	$(60,135)	$(818)

At September 30, 2013, the Fund had the following open centrally cleared credit default swap agreements:

	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
	CDX.NA.HY Series 21, 5-Year	(5.00%)	12/20/2018	$1,000,000	$(41,410)	$—	$(1,528)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[2]	10/15/2013	Australian Dollar	900,000	$838,893	$3,918
Buy[1]	10/17/2013	Australian Dollar	1,040,000	969,260	(8,852)
Sell[2]	10/15/2013	Australian Dollar	900,000	838,893	(8,193)
Buy[1]	10/21/2013	Brazilian Real	915,000	410,992	(3,035)
Sell[1]	10/21/2013	Brazilian Real	915,000	410,992	(679)
Buy[1]	10/22/2013	British Pound	665,000	1,076,400	4,554
Sell[4]	10/07/2013	British Pound	300,000	485,651	(18,992)
Sell[1]	10/21/2013	British Pound	380,000	615,091	(5,840)
Buy[2]	10/07/2013	Chilean Peso	280,300,000	554,955	3,996
Sell[2]	10/07/2013	Chilean Peso	280,300,000	554,955	(9,624)

Buy[1]	10/15/2013	Colombian Peso	1,060,000,000	555,458	3,949
Sell[1]	10/15/2013	Colombian Peso	1,060,000,000	555,458	3,260
Sell[1]	10/25/2013	Euro	200,000	270,585	147
Sell[1]	10/25/2013	Euro	330,000	446,466	(1,100)
Buy[1]	2/04/2014	Indian Rupee	14,400,000	222,875	(32,444)
Sell[1]	2/04/2014	Indian Rupee	14,400,000	222,875	23,362
Buy[4]	10/15/2013	Japanese Yen	54,800,000	557,546	5,655
Sell[4]	10/15/2013	Japanese Yen	54,800,000	557,546	(10,951)
Sell[3]	10/21/2013	Japanese Yen	4,940,750	50,270	51
Buy[1]	10/17/2013	Malaysian Ringgit	3,140,000	962,378	(15,851)
Sell[1]	10/17/2013	Malaysian Ringgit	3,140,000	962,378	31,922
Buy[1]	10/15/2013	Mexican Peso	3,600,000	274,729	(48)
Sell[1]	10/15/2013	Mexican Peso	3,600,000	274,729	4,226
Buy[1]	10/21/2013	New Zealand Dollar	845,000	700,909	(2,688)
Sell[1]	10/21/2013	New Zealand Dollar	845,000	700,909	(6,953)
Buy[1]	10/15/2013	Philippine Peso	30,500,000	700,595	1,855
Buy[1]	10/16/2013	Philippine Peso	24,200,000	555,887	76
Buy[1]	10/21/2013	Philippine Peso	24,200,000	555,912	(7,534)
Sell[1]	10/15/2013	Philippine Peso	30,500,000	700,595	1,847
Sell[1]	10/21/2013	Philippine Peso	24,200,000	555,912	4,273
Buy[1]	10/21/2013	South African Rand	5,440,000	540,349	(18,038)
Sell[1]	10/21/2013	South African Rand	5,440,000	540,349	12,177
Sell[1]	10/28/2013	South African Rand	5,325,000	528,397	5,202
Sell[1]	10/16/2013	South Korean Won	600,000,000	557,802	(5,010)
Buy[1]	10/21/2013	Turkish Lira	1,100,000	542,636	(13,678)
Sell[1]	10/21/2013	Turkish Lira	1,100,000	542,636	11,035

Total					$(48,005)

At September 30, 2013, the Fund had the following open forward foreign cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive1/Units of Currency		Unrealized Appreciation (Depreciation)
10/16/2013	British Pound	699,845	Euro	833,000	$(5,892)
10/16/2013	Euro	415,000	British Pound	348,792	3,145
10/16/2013	Euro	418,000	British Pound	349,721	590
10/07/2013	Mexican Peso	9,000,000	Polish Zloty	2,174,717	8,896
10/07/2013	Polish Zloty	2,187,934	Mexican Peso	9,000,000	(13,127)

Total					$(6,388)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Deutsche Bank AG.
[3]	Counterparty is Morgan Stanley Capital Services Inc.
[4]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2013, open long futures contracts were as follows:

Commodity Futures[5]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/16/2013	3	$325,110	$82
Cotton	12/06/2013	4	174,420	443
Lead	10/16/2013	8	419,450	(1,800)
Lead	12/18/2013	10	528,813	6,250
Nickel	10/16/2013	12	1,000,476	(41,241)
Nickel	12/18/2013	3	251,037	638
Palladium	12/27/2013	3	218,145	3,520

Total				$(32,108)

At September 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 ™	12/19/2013	6	$730,881	$2,086
S&P CNX Nifty Futures Index	10/31/2013	23	265,213	8,625
UK Long Gilt	12/27/2013	1	178,597	(1,880)
10 Year U.S. Treasury Note	12/19/2013	21	2,654,203	(77,757)
30 Year U.S. Treasury Bond	12/19/2013	5	666,875	(19,447)

Total				$(88,373)

Commodity Futures[5]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Gold	12/27/2013	3	$398,100	$(1,255)
Lead	10/16/2013	8	419,450	17,300
Nickel	10/16/2013	12	1,000,476	28,041

Total				$44,086

[5]	Commodity futures are held by Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$53,075	$53,075
All Other Non-Convertible Bonds*	—	8,632,116	—	8,632,116

Total Non-Convertible Bonds	—	8,632,116	53,075	8,685,191

Convertible Bonds*	—	412,013	—	412,013

Total Bonds and Notes	—	9,044,129	53,075	9,097,204

Senior Loans*	—	1,257,188	—	1,257,188
Common Stocks
Commercial Banks	—	200,865	—	200,865
All Other Common Stocks*	1,370,838	—	—	1,370,838

Total Common Stocks	1,370,838	200,865	—	1,571,703

Exchange Traded Funds	466,851	—	—	466,851
Purchased Options*	—	41,164	—	41,164
Purchased Swaptions*	—	44,758	—	44,758
Short-Term Investments	—	13,821,998	—	13,821,998

Total Investments	1,837,689	24,410,102	53,075	26,300,866

Forward Foreign Currency Contracts (unrealized appreciation)	—	134,136	—	134,136
Futures Contracts (unrealized appreciation)	66,985	—	—	66,985

Total	$1,904,674	$24,544,238	$53,075	$26,501,987

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(15,867)	$—	$(15,867)
Written Swaptions*	—	(15,847)	—	(15,847)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(60,135)	—	(60,135)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(188,529)	—	(188,529)
Futures Contracts (unrealized depreciation)	(143,380)	—	—	(143,380)

Total	$(143,380)	$(280,378)	$—	$(423,758)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012 and/or September 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$—	$(2,888)	$—	$—	$55,963	$—	$53,075	$(2,888)

A debt security valued at $55,963 was transferred from Level 2 to Level 3 during the period ended September 30, 2013. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements (including credit default swaps).

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, currencies, and commodity linked instruments (through investments in the Subsidiary). The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments, including forward foreign currency, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2013, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2013, the Fund engaged in futures contracts for hedging purposes and to manage duration and in interest rate swaptions to manage duration.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2013, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended September 30, 2013, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2013, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$44,758	$—	$—	$—	$44,758
Foreign exchange contracts	41,164	134,136	—	—	175,300

Total over-the-counter asset derivatives	$85,922	$134,136	$—	$—	$220,058

Exchange traded/cleared asset derivatives
Equity contracts	$—	$—	$10,711	$—	$10,711
Commodity contracts	—	—	56,274	—	56,274

Total exchange traded/cleared asset derivatives	$—	$—	$66,985	$—	$66,985

Total asset derivatives	$85,922	$134,136	$66,985	$—	$287,043

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$(15,847)	$—	$—	$—	$(15,847)
Foreign exchange contracts	(15,867)	(188,529)	—	—	(204,396)
Credit contracts	—	—	—	(28,945)	(28,945)

Total over-the-counter liability derivatives	$(31,714)	$(188,529)	$—	$(28,945)	$(249,188)

Exchange traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(99,084)	$—	$(99,084)
Credit contracts	—	—	—	(41,410)	(41,410)
Commodity contracts	—	—	(44,296)	—	(44,296)

Total exchange traded/cleared liability derivatives	$—	$—	$(143,380)	$(41,410)	$(184,790)

Total liability derivatives	$(31,714)	$(188,529)	$(143,380)	$(70,355)	$(433,978)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(15,374)	$—
Deutsche Bank AG	(9,903)	—
Morgan Stanley Capital Services Inc.	(6,794)	75,000
UBS AG	(46,388)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash and securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,026,060 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $855,331.

Industry Summary at September 30, 2013 (Unaudited)

Wireless	6.1%
Chemicals	4.8
Life Insurance	4.2
Government Owned - No Guarantee	4.0
Automotive	2.9
Media Non-Cable	2.8
Wirelines	2.7
Technology	2.1
Other Investments, less than 2% each	17.0
Short-Term Investments	51.6

Total Investments	98.2
Other assets less liabilities (including open written options, written swaptions, swap agreements, forward foreign currency contracts and futures contracts)	1.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 95.5% of Net Assets
	Aerospace & Defense – 1.1%
56,250	B/E Aerospace, Inc.(b)	$4,152,375

	Auto Components – 2.4%
88,075	Delphi Automotive PLC	5,145,341
72,175	Tenneco, Inc.(b)	3,644,838

		8,790,179

	Capital Markets – 1.3%
148,325	SEI Investments Co.	4,584,726

	Chemicals – 4.1%
37,500	Airgas, Inc.	3,976,875
81,825	FMC Corp.	5,868,489
78,975	Rockwood Holdings, Inc.	5,283,427

		15,128,791

	Commercial Banks – 6.8%
103,425	CIT Group, Inc.(b)	5,044,037
293,800	Fifth Third Bancorp	5,300,152
495,525	First Niagara Financial Group, Inc.	5,138,594
638,725	Huntington Bancshares, Inc.	5,275,868
489,275	Regions Financial Corp.	4,530,687

		25,289,338

	Commercial Services & Supplies – 0.9%
117,050	KAR Auction Services, Inc.	3,301,981

	Computers & Peripherals – 2.3%
217,075	NCR Corp.(b)	8,598,341

	Construction & Engineering – 1.4%
190,375	Quanta Services, Inc.(b)	5,237,216

	Containers & Packaging – 4.0%
172,750	Crown Holdings, Inc.(b)	7,303,870
151,150	Owens-Illinois, Inc.(b)	4,537,523
52,275	Packaging Corp. of America	2,984,380

		14,825,773

	Distributors – 0.9%
102,275	LKQ Corp.(b)	3,258,482

	Energy Equipment & Services – 3.8%
107,400	Atwood Oceanics, Inc.(b)	5,911,296
45,450	Helmerich & Payne, Inc.	3,133,777
200,025	Superior Energy Services, Inc.(b)	5,008,626

		14,053,699

	Food & Staples Retailing – 1.6%
1,259,250	Rite Aid Corp.(b)	5,994,030

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.1%
63,650	Ingredion, Inc.	$4,211,721

	Health Care Providers & Services – 2.0%
174,450	HCA Holdings, Inc.	7,457,737

	Health Care Technology – 1.3%
188,100	MedAssets, Inc.(b)	4,781,502

	Household Durables – 3.1%
102,275	Harman International Industries, Inc.	6,773,673
127,850	Lennar Corp., Class A	4,525,890

		11,299,563

	Household Products – 0.5%
28,975	Spectrum Brands Holdings, Inc.	1,907,714

	Insurance – 8.3%
107,400	Endurance Specialty Holdings Ltd.	5,769,528
152,400	First American Financial Corp.	3,710,940
208,550	Hartford Financial Services Group, Inc. (The)	6,490,076
75,575	Reinsurance Group of America, Inc., Class A	5,062,769
49,450	RenaissanceRe Holdings Ltd.	4,476,709
136,375	Validus Holdings Ltd.	5,043,147

		30,553,169

	Internet Software & Services – 1.5%
103,425	IAC/InterActiveCorp	5,654,245

	IT Services – 3.8%
57,400	Fiserv, Inc.(b)	5,800,270
102,275	Global Payments, Inc.	5,224,207
67,050	MAXIMUS, Inc.	3,019,932

		14,044,409

	Machinery – 5.7%
92,625	AGCO Corp.	5,596,402
52,275	Flowserve Corp.	3,261,437
92,050	Navistar International Corp.(b)	3,357,984
77,850	Pentair Ltd. (Registered)	5,055,579
36,375	Snap-on, Inc.	3,619,313

		20,890,715

	Media – 1.6%
85,250	AMC Networks, Inc., Class A(b)	5,837,920

	Metals & Mining – 4.9%
111,950	Carpenter Technology Corp.	6,505,415
316,050	Constellium NV, Class A(b)	6,131,370
75,575	Reliance Steel & Aluminum Co.	5,537,380

		18,174,165

	Oil, Gas & Consumable Fuels – 3.0%
81,825	Noble Energy, Inc.	5,483,093
29,550	Pioneer Natural Resources Co.	5,579,040

		11,062,133

Shares	Description	Value (†)
Common Stocks – continued
	Personal Products – 1.3%
131,825	Elizabeth Arden, Inc.(b)	$4,866,979

	Pharmaceuticals – 4.0%
62,561	Valeant Pharmaceuticals International, Inc.(b)	6,526,989
365,950	Warner Chilcott PLC, Class A	8,361,958

		14,888,947

	Professional Services – 0.9%
30,675	Towers Watson & Co., Class A	3,280,998

	Road & Rail – 3.0%
106,275	Con-way, Inc.	4,579,390
297,350	Hertz Global Holdings, Inc.(b)	6,589,276

		11,168,666

	Semiconductors & Semiconductor Equipment – 3.4%
132,975	Avago Technologies Ltd.	5,733,882
276,750	Skyworks Solutions, Inc.(b)	6,874,470

		12,608,352

	Software – 4.3%
93,750	Check Point Software Technologies Ltd.(b)	5,302,500
264,250	Nuance Communications, Inc.(b)	4,940,154
295,500	Rovi Corp.(b)	5,664,735

		15,907,389

	Specialty Retail – 5.3%
126,725	Abercrombie & Fitch Co., Class A	4,482,263
134,100	GNC Holdings, Inc., Class A	7,325,883
119,325	Rent-A-Center, Inc.	4,546,283
46,025	Signet Jewelers Ltd.	3,297,691

		19,652,120

	Textiles, Apparel & Luxury Goods – 1.3%
41,475	PVH Corp.	4,922,668

	Trading Companies & Distributors – 4.6%
192,075	MRC Global, Inc.(b)	5,147,610
109,675	United Rentals, Inc.(b)	6,392,955
70,475	WESCO International, Inc.(b)	5,393,452

		16,934,017

	Total Common Stocks (Identified Cost $288,775,950)	353,320,060

Closed End Investment Companies – 1.7%
350,025	Ares Capital Corp. (Identified Cost $5,741,200)	6,051,932

Principal Amount
Short-Term Investments – 2.1%
$7,855,022	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $7,855,022 on 10/01/2013 collateralized by $8,015,000 Federal Home Loan Bank, 0.120% due 03/28/2014 valued at $8,015,000 including accrued interest(c) (Identified Cost $7,855,022)	7,855,022

	Total Investments – 99.3% (Identified Cost $302,372,172)(a)	367,227,014
	Other assets less liabilities – 0.7%	2,646,243

	Net Assets – 100.0%	$369,873,257

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $302,372,172 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$68,063,569
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,208,727)

Net unrealized appreciation	$64,854,842

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$353,320,060	$—	$—	$353,320,060
Closed End Investment Companies	6,051,932	—	—	6,051,932
Short-Term Investments	—	7,855,022	—	7,855,022

Total	$359,371,992	$7,855,022	$—	$367,227,014

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2013 (Unaudited)

Insurance	8.3%
Commercial Banks	6.8
Machinery	5.7
Specialty Retail	5.3
Metals & Mining	4.9
Trading Companies & Distributors	4.6
Software	4.3
Chemicals	4.1
Pharmaceuticals	4.0
Containers & Packaging	4.0
Energy Equipment & Services	3.8
IT Services	3.8
Semiconductors & Semiconductor Equipment	3.4
Household Durables	3.1
Road & Rail	3.0
Oil, Gas & Consumable Fuels	3.0
Auto Components	2.4
Computers & Peripherals	2.3
Health Care Providers & Services	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	2.1

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2013